                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-4363
                                  ---------------------------------------------

                    AMERICAN CENTURY GOVERNMENT INCOME TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                        64111
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                   ----------------------------

Date of fiscal year end:   03-31
                          ------------------------------------------------------
Date of reporting period:  09-30-2004
                          ------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS

[front cover]

SEPTEMBER 30, 2004

American Century Investments
Semiannual Report

[photos]

Ginnie Mae Fund
Government Bond Fund
Inflation-Adjusted Bond Fund
Short-Term Government Fund

                                 [american century logo and text logo (reg.tm)]

[inside front cover]

Table of Contents

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

GINNIE MAE

GOVERNMENT BOND

INFLATION-ADJUSTED BOND

SHORT-TERM GOVERNMENT

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

To help you monitor your investment, we are pleased to provide the semiannual report for the Ginnie Mae, Government Bond, Inflation-Adjusted Bond, and
Short-Term Government funds for the six months ended September 30, 2004.

You'll find details about your fund's return and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.
We also have many resources available in the Education & Planning section of our site to help you with your investment strategy.

Your next shareholder report for these funds will be the annual report dated
March 30, 2005, available in approximately six months.

We remain committed to our guiding belief that the ultimate measure of our performance is our customers' success. Thank you for investing with us.

Sincerely,

      /s/James E. Stowers, Jr.

      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III

      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

------

Ginnie Mae - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2004
                                 ---------------------------------
                                       AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                    1 YEAR       5 YEARS     10 YEARS     INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS       2.86%        6.10%        6.73%       7.70%        9/23/85
--------------------------------------------------------------------------------
CITIGROUP 30-YEAR
GNMA INDEX(1)        4.33%        6.90%        7.51%       8.59%(2)        --
--------------------------------------------------------------------------------
Advisor Class        2.60%        5.84%          --        5.40%        10/9/97
--------------------------------------------------------------------------------
C Class              1.90%          --           --        3.88%        6/15/01
--------------------------------------------------------------------------------

(1) In June 2003, the Salomon 30-Year GNMA Index, the fund's benchmark since inception, became known as the Citigroup 30-Year GNMA Index.

(2) Since 9/30/85, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended September 30
----------------------------------------------------------------------------------------------------
                     1995    1996     1997    1998    1999    2000     2001    2002    2003    2004
----------------------------------------------------------------------------------------------------
Investor Class      12.90%   5.07%    9.96%   7.63%   1.65%   6.97%   11.31%   6.91%   2.69%   2.86%
----------------------------------------------------------------------------------------------------
Citigroup 30-Year
GNMA Index          13.90%   6.00%   10.18%   8.27%   2.56%   7.73%   11.90%   7.45%   3.30%   4.33%
----------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

Ginnie Mae - Portfolio Commentary

PORTFOLIO MANAGER: HANDO AGUILAR

PERFORMANCE REVIEW

Ginnie Mae offered a positive return of 1.12%* for the six months ended
September 30, 2004, as a bond market rally in the third quarter of the year helped the portfolio overcome losses from the second quarter. The fund's benchmark--the Citigroup 30-Year GNMA Index (whose returns are not reduced by management fees) returned 1.63%. The portfolio's performance was dampened slightly by its conservative positioning as the investment team prepared for rising interest rates.

ECONOMIC & MARKET PERSPECTIVE

It was a volatile period for the bond market. In the second quarter of 2004, the
Lehman Brothers U.S. Aggregate Index (LBA) declined 2.44%--its worst quarter since the first quarter of 1994. In the following three months, the LBA gained
3.20%--its best quarter since the third quarter of 2002. That helped the LBA outperform the major U.S. stock market indices, which had negative returns for the six-month period.

Three consecutive stronger-than-expected monthly job growth reports and higher consumer prices in the spring of 2004 contributed to a spike in Treasury yields and influenced the Federal Reserve's (the Fed's) decision to start raising interest rates. The 10-year Treasury yield jumped from 3.84% on March 31, 2004 to 4.87% on June 14, and the federal funds rate target rose to 1.25% on June 30.

Amazingly, bonds followed their second-quarter selloff with a rally in the third quarter of 2004, even though the Fed continued to raise rates. As crude oil topped $50 a barrel, the outlook for economic growth softened, boosting bond prices.

The Treasury yield curve "twisted" in the third quarter of 2004--the three-month
Treasury yield ROSE 44 basis points (0.44 percentage point) as the Fed raised its overnight interest rate target by another 50 basis points to 1.75%, but the
10-year Treasury yield FELL 46 basis points to finish at 4.12%.

MORTGAGE-MARKET REVIEW

Mortgage-backed bonds also rallied in the latter half of the period as yields fell--the Lehman Brothers Fixed Rate Mortgage Backed Securities Index returned
1.45% during the six months. Though rising yields in April helped slow mortgage refinancing activity earlier in the period, these trends reversed themselves later on. Between July 23 and September 24, the average

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/04               3/31/04
--------------------------------------------------------------------------------
Average Duration
(effective)                               2.6 years             1.7 years
--------------------------------------------------------------------------------
Average Life                              4.3 years             3.1 years
--------------------------------------------------------------------------------

YIELDS AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
   30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         3.35%
--------------------------------------------------------------------------------
Advisor Class                                          3.10%
--------------------------------------------------------------------------------
C Class                                                2.35%
--------------------------------------------------------------------------------

*All fund returns and yields referenced in this commentary are for Investor
 Class shares.

                                                                    (continued)

------

Ginnie Mae - Portfolio Commentary

rate on a 30-year fixed-rate mortgage fell from 5.97% to 5.64%, and mortgage refinancing activity picked up steam. Overall, however, refinancing activity trended downward for the period. The Mortgage Bankers Association Refinancing
Index, which stood at 4988 on March 19, 2004, fell to 2211 by September 24.

PORTFOLIO POSITIONING & STRATEGY

Much of Ginnie Mae's underperformance versus its benchmark was due to its more defensive positioning. The investment team was bullish on economic growth at the start of the period, so in anticipation of rising interest rates, we kept the portfolio's duration (a measure of interest rate sensitivity) short compared with that of the benchmark, expecting the natural "duration extension" that occurs when interest rates rise and mortgage refinancing slows down. This did occur in the second quarter of 2004, though some of the extension was reversed by increased refinancing activity at the end of the period. Overall, the portfolio's duration extended during the period, from 1.7 years at the end of
March, 2004, to 2.6 years at the end of September.

The portfolio was overweight higher coupon GNMAs, which dampened performance slightly, as these were prime candidates for prepayments in the second half of the period. The investment team continued to look for extra yield when investing the cash generated by the portfolio's forward commitments.

In conclusion, we remained committed to pursuing the fund's objective--seeking high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                             % OF                  % OF
                                          NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           9/30/04               3/31/04
--------------------------------------------------------------------------------
GNMAs                                       100.4%                107.1%
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                            11.4%                   --
--------------------------------------------------------------------------------
Temporary Cash
Investments                                   0.1%                 16.5%(1)
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES                                  111.9%                123.6%
--------------------------------------------------------------------------------
Other Assets
and Liabilities(2)                         (11.9)%               (23.6)%
--------------------------------------------------------------------------------

(1) Includes investments segregated for forward commitments.

(2) Includes payables for forward commitments.

------

Ginnie Mae - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) -- 100.4%

      $ 80,000,000  GNMA, 6.00%, settlement
                    date 10/21/04(2)                             $   82,924,960
--------------------------------------------------------------------------------
       110,000,000  GNMA, 6.50%, settlement
                    date 10/21/04(2)                                115,981,250
--------------------------------------------------------------------------------
        47,403,835  GNMA, 5.00%, 2/15/34
                    to 3/15/34                                       47,233,750
--------------------------------------------------------------------------------
       331,849,522  GNMA, 5.50%, 4/15/33
                    to 3/15/34                                      338,268,863
--------------------------------------------------------------------------------
       315,993,157  GNMA, 6.00%, 7/20/16
                    to 9/20/34                                      327,590,535
--------------------------------------------------------------------------------
       504,387,989  GNMA, 6.50%, 6/15/23
                    to 11/15/33(3)                                  532,872,518
--------------------------------------------------------------------------------
       109,406,462  GNMA, 7.00%, 9/15/08
                    to 5/15/32                                      116,789,689
--------------------------------------------------------------------------------
           325,502  GNMA, 7.25%, 9/15/22
                    to 12/20/25                                         349,856
--------------------------------------------------------------------------------
        33,237,559  GNMA, 7.50%, 1/15/06
                    to 2/20/31                                       35,874,131
--------------------------------------------------------------------------------
           181,748  GNMA, 7.65%, 6/15/16
                    to 12/15/16                                         197,310
--------------------------------------------------------------------------------
           303,664  GNMA, 7.75%, 9/20/17
                    to 8/20/25                                          330,856
--------------------------------------------------------------------------------
           711,303  GNMA, 7.77%, 4/15/20
                    to 1/15/21                                          777,099
--------------------------------------------------------------------------------
           262,921  GNMA, 7.85%, 4/20/21
                    to 10/20/22                                         286,625
--------------------------------------------------------------------------------
            51,443  GNMA, 7.89%, 9/20/22                                 56,162
--------------------------------------------------------------------------------
           472,745  GNMA, 7.98%, 6/15/19
                    to 6/15/19                                          518,363
--------------------------------------------------------------------------------
         8,207,312  GNMA, 8.00%, 6/15/06
                    to 7/20/30                                        9,011,848
--------------------------------------------------------------------------------
           228,970  GNMA, 8.15%, 1/15/20
                    to 2/15/21                                          251,848
--------------------------------------------------------------------------------
         1,828,622  GNMA, 8.25%, 4/15/06
                    to 5/15/27                                        2,003,003
--------------------------------------------------------------------------------
           268,033  GNMA, 8.35%, 2/15/20
                    to 11/15/20                                         296,148
--------------------------------------------------------------------------------
         7,189,307  GNMA, 8.50%, 2/15/05
                    to 12/15/30                                       7,940,032
--------------------------------------------------------------------------------
           735,702  GNMA, 8.75%, 1/15/17
                    to 7/15/27                                          823,113
--------------------------------------------------------------------------------
         5,969,682  GNMA, 9.00%, 11/15/04
                    to 1/15/25                                        6,647,146
--------------------------------------------------------------------------------
           908,203  GNMA, 9.25%, 7/15/16
                    to 8/15/26                                        1,020,234
--------------------------------------------------------------------------------
         1,826,118  GNMA, 9.50%, 6/15/09
                    to 7/20/25                                        2,053,853
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $    305,252  GNMA, 9.75%, 6/15/05
                    to 11/20/21                                  $      333,161
--------------------------------------------------------------------------------
           591,650  GNMA, 10.00%, 11/15/09
                    to 1/20/22                                          666,368
--------------------------------------------------------------------------------
           196,171  GNMA, 10.25%, 5/15/12
                    to 3/15/19                                          221,149
--------------------------------------------------------------------------------
           155,338  GNMA, 10.50%, 3/15/14
                    to 7/15/19                                          176,112
--------------------------------------------------------------------------------
            25,834  GNMA, 10.75%, 12/15/09
                    to 3/15/10                                           28,696
--------------------------------------------------------------------------------
           374,631  GNMA, 11.00%, 12/15/09
                    to 6/15/20                                          422,204
--------------------------------------------------------------------------------
             3,031  GNMA, 11.25%, 2/20/16                                 3,431
--------------------------------------------------------------------------------
            85,920  GNMA, 11.50%, 7/15/10
                    to 8/20/19                                           97,941
--------------------------------------------------------------------------------
            45,740  GNMA, 12.00%, 10/15/10
                    to 1/15/13                                           51,832
--------------------------------------------------------------------------------
            17,611  GNMA, 12.25%, 2/15/14
                    to 5/15/15                                           20,191
--------------------------------------------------------------------------------
           112,647  GNMA, 12.50%, 5/15/10
                    to 5/15/15                                          128,652
--------------------------------------------------------------------------------
           201,739  GNMA, 13.00%, 1/15/11
                    to 8/15/15                                          233,687
--------------------------------------------------------------------------------
           107,406  GNMA, 13.50%, 5/15/10
                    to 11/15/14                                         124,820
--------------------------------------------------------------------------------
             9,425  GNMA, 13.75%, 8/15/14                                11,011
--------------------------------------------------------------------------------
             5,099  GNMA, 14.00%, 6/15/11
                    to 7/15/11                                            5,962
--------------------------------------------------------------------------------
            68,841  GNMA, 14.50%, 10/15/12
                    to 12/15/12                                          81,219
--------------------------------------------------------------------------------
            87,447  GNMA, 15.00%, 7/15/11
                    to 10/15/12                                         103,664
--------------------------------------------------------------------------------
            35,150  GNMA, 16.00%, 10/15/11
                    to 3/15/12                                           42,218
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $1,614,069,966)                                             1,632,851,510
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 11.4%

        94,750,000  FFCB, VRN, 1.77%,
                    10/29/04, resets monthly
                    off the 1-month LIBOR
                    minus 0.07% with no caps(3)                      94,808,082
--------------------------------------------------------------------------------
        90,000,000  FHLB, VRN, 1.68%,
                    10/16/04, resets monthly
                    off the 1-month LIBOR
                    minus 0.10% with no caps(3)                      89,982,900
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $184,689,616)                                                 184,790,982
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Ginnie Mae - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)
                                                                       Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.1%

Repurchase Agreement, Goldman Sachs &
Co., (collateralized by various U.S. Treasury
obligations, 8.00%, 11/15/21, valued at
$2,319,660), in a joint trading account at
1.63%, dated 9/30/04, due 10/1/04
(Delivery value $2,261,102)
(Cost $2,261,000)                                                $    2,261,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 111.9%
(Cost $1,801,020,582)                                             1,819,903,492
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (11.9)%                                             (193,043,215)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $1,626,860,277
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FFCB = Federal Farm Credit Bank

FHLB = Federal Home Loan Bank

GNMA = Government National Mortgage Association

LIBOR = London Interbank Offered Rate

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective September 30, 2004.

(1) Final maturity indicated, unless otherwise noted.

(2) Forward Commitment.

(3) Security, or a portion thereof, has been segregated for forward commitments.

See Notes to Financial Statements.

------

Government Bond - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2004
                                   --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                       1 YEAR      5 YEARS    10 YEARS     INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS          1.27%       6.50%       6.52%       8.03%        5/16/80
--------------------------------------------------------------------------------
CITIGROUP TREASURY/
MORTGAGE INDEX(1)       3.48%       7.12%       7.46%       --(2)          --
--------------------------------------------------------------------------------
CITIGROUP U.S.
TREASURY 10+
YEAR INDEX(1)           4.97%       9.30%       9.62%      10.63%(3)       --
--------------------------------------------------------------------------------
Advisor Class           1.02%       6.24%         --        5.82%        10/9/97
--------------------------------------------------------------------------------

(1) When Government Bond merged with the Treasury fund in September 2002, the fund's benchmark was changed from the Salomon Long-Term Treasury Index to the Salomon Treasury/Mortgage Index to better reflect the fund's broader investment mandate. In June 2003, the Salomon Long-Term Treasury Index became known as the Citigroup U.S. Treasury 10+ Year Index and the Salomon
    Treasury/Mortgage Index became known as the Citigroup Treasury/Mortgage
    Index.

(2) Index data not available prior to 1982.

(3) Since 5/31/80, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------

Government Bond - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended September 30
----------------------------------------------------------------------------------------------------
                  1995    1996     1997     1998     1999    2000     2001     2002    2003    2004
----------------------------------------------------------------------------------------------------
Investor Class    9.62%   4.82%    8.22%   12.58%   -1.92%   6.41%   13.70%    8.95%   2.66%   1.27%
----------------------------------------------------------------------------------------------------
Citigroup
Treasury/
Mortgage Index   13.53%   4.97%    9.44%   11.67%   -0.07%   7.28%   12.80%    8.78%   3.55%   3.48%
----------------------------------------------------------------------------------------------------
Citigroup U.S.
Treasury 10+
Year Index       22.85%   2.45%   13.23%   22.10%   -7.68%   9.81%   14.03%   14.51%   3.63%   4.97%
----------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Government Bond - Portfolio Commentary

PORTFOLIO MANAGER: BOB GAHAGAN

PERFORMANCE SUMMARY

Government Bond declined 0.25%* for the six months ended September 30, 2004, as a bond market rally in the third quarter of the year wasn't quite enough to help the fund overcome losses that occurred in the second quarter. The fund's benchmark--the Citigroup Treasury/Mortgage Index--returned 0.76% for the period.

ECONOMIC & MARKET PERSPECTIVE

It was a volatile period for the bond market. In the second quarter of 2004, the
Lehman Brothers U.S. Aggregate Index (LBA) declined 2.44%--its worst quarter since the first quarter of 1994. In the following three months, the LBA gained
3.20%--its best quarter since the third quarter of 2002. That helped the LBA outperform the major U.S. stock market indices, which had negative returns for the six-month period.

Three consecutive stronger-than-expected monthly job growth reports and higher consumer prices in the spring of 2004 contributed to a spike in Treasury yields and influenced the Federal Reserve's (the Fed's) decision to start raising interest rates. The 10-year Treasury yield jumped from 3.84% on March 31, 2004 to 4.87% on June 14, and the federal funds rate target rose to 1.25% on June 30.

Amazingly, bonds followed their second-quarter selloff with a rally in the third quarter of 2004, even though the Fed continued to raise rates. As crude oil topped $50 a barrel, the outlook for economic growth softened, boosting bond prices.

The Treasury yield curve "twisted" in the third quarter of 2004--the three-month
Treasury yield ROSE 44 basis points (0.44 percentage point) as the Fed raised its overnight interest rate target by another 50 basis points to 1.75%, but the
10-year Treasury yield FELL 46 basis points to finish at 4.12%.

Higher-yielding bond sectors, including mortgage-backed securities, generally outperformed lower-yielding U.S. government debt.

PORTFOLIO POSITIONING & STRATEGY

Much of Government Bond's underperformance versus its benchmark was due to its more defensive positioning. The investment team was bullish on economic growth at the start of the period, so in anticipation of rising interest rates, we kept the portfolio's

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/04               3/31/04
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  3.5 years             3.6 years
--------------------------------------------------------------------------------
Average Duration
(effective)                               3.3 years             3.4 years
--------------------------------------------------------------------------------

YIELDS AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
   30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         2.32%
--------------------------------------------------------------------------------
Advisor Class                                          2.07%
--------------------------------------------------------------------------------

*All fund returns and yields referenced in this commentary are for Investor
 Class shares.

                                                                    (continued)

------

Government Bond - Portfolio Commentary

duration (a measure of interest rate sensitivity) short compared with that of the benchmark, to reduce price volatility. That strategy detracted from performance, particularly when bonds rallied in the third quarter of 2004.

During the period, the investment team increased the portfolio's overall mortgage-backed holdings (MBS and CMOs) from 57.9% to 63.5%. They also increased
Government Bond's asset-backed agency weighting from 3.4% to 9.1%. These moves benefited the portfolio in the first half of the period, when the mortgage and agency sectors outperformed Treasurys. The investment team also brought
Government Bond's agency mortgage-backed holdings down from 44.4% to around
36.9% by the end of September.

In conclusion, we remained committed to pursuing the fund's objective--seeking high current income for shareholders.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                             % OF                  % OF
                                          NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           9/30/04               3/31/04
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed
Securities                                  36.9%                 44.4%
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                           33.8%                 33.9%
--------------------------------------------------------------------------------
U.S. Government Agency
Collateralized Mortgage
Obligations                                 26.6%                 13.5%
--------------------------------------------------------------------------------
U.S. Treasury Securities                    18.9%                 16.0%
--------------------------------------------------------------------------------
U.S. Government Agency
Asset-Backed Securities                      9.1%                  3.4%
--------------------------------------------------------------------------------
Temporary Cash
Investments(1)                              11.2%                 24.2%
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES                                 136.5%                135.4%
--------------------------------------------------------------------------------
Other Assets
and Liabilities(2)                         (36.5)%               (35.4)%
--------------------------------------------------------------------------------

(1) Includes investments segregated for when-issued securities, forward commitments, futures contracts, and/or swap agreements.

(2) Includes payables for forward commitments.

------

Government Bond - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) -- 36.9%

       $ 8,323,072  FHLMC, 4.50%, 1/1/19                          $   8,315,323
--------------------------------------------------------------------------------
        27,522,700  FNMA, 5.50%, settlement
                    date 10/14/04(2)                                 27,892,550
--------------------------------------------------------------------------------
        15,000,000  FNMA, 6.50%, settlement
                    date 10/14/04(2)                                 15,735,930
--------------------------------------------------------------------------------
        24,000,000  FNMA, 5.00%, settlement
                    date 10/19/04(2)                                 24,382,512
--------------------------------------------------------------------------------
        15,285,000  FNMA, 5.50%, settlement
                    date 10/19/04(2)                                 15,796,100
--------------------------------------------------------------------------------
        14,000,000  FNMA, 6.50%, settlement
                    date 11/15/04(2)                                 14,651,868
--------------------------------------------------------------------------------
        48,500,000  FNMA, 6.00%, settlement
                    date 12/13/04(2)                                 49,818,619
--------------------------------------------------------------------------------
        14,909,541  FNMA, 4.50%, 5/1/19                              14,874,994
--------------------------------------------------------------------------------
         1,905,474  FNMA, 6.50%, 3/1/32                               2,000,113
--------------------------------------------------------------------------------
         2,145,521  FNMA, 7.00%, 6/1/32                               2,276,012
--------------------------------------------------------------------------------
         2,671,807  FNMA, 6.50%, 8/1/32                               2,804,456
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $178,160,368)                                                 178,548,477
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 33.8%

         5,000,000  FHLB, 2.50%, 5/26/06                              4,985,575
--------------------------------------------------------------------------------
         5,000,000  FHLB, 3.375%, 9/14/07                             5,031,510
--------------------------------------------------------------------------------
        13,700,000  FHLB, VRN, 1.68%, 10/16/04,
                    resets monthly off the
                    1-month LIBOR minus 0.10%
                    with no caps(3)                                  13,697,397
--------------------------------------------------------------------------------
        10,500,000  FHLMC, 4.875%, 3/15/07(3)                        10,975,020
--------------------------------------------------------------------------------
        18,300,000  FHLMC, 2.875%, 5/15/07(3)                        18,241,733
--------------------------------------------------------------------------------
        18,800,000  FHLMC, 3.75%, 8/3/07(3)                          18,932,690
--------------------------------------------------------------------------------
        18,705,000  FNMA, 2.125%, 4/15/06(3)                         18,590,712
--------------------------------------------------------------------------------
        16,700,000  FNMA, 3.75%, 5/17/07(3)                          16,788,376
--------------------------------------------------------------------------------
         5,000,000  FNMA, 2.50%, 7/16/07                              4,920,670
--------------------------------------------------------------------------------
        47,800,000  FNMA, 5.75%, 2/15/08                             51,509,998
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $163,236,822)                                                 163,673,681
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS(1) -- 26.6%

        28,756,674  FHLMC, Class EF SEQ, VRN,
                    2.16%, 10/15/04, resets
                    monthly off the 1-month
                    LIBOR plus 0.40% with
                    no caps(4)                                       28,805,759
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $ 4,954,509  FHLMC, Class FG SEQ, VRN,
                    2.26%, 10/15/04, resets
                    monthly off the 1-month
                    LIBOR plus 0.50% with
                    no caps                                       $   4,986,226
--------------------------------------------------------------------------------
        10,000,000  FHLMC, Class ND, 4.00%,
                    7/15/13                                          10,071,410
--------------------------------------------------------------------------------
         4,584,789  FHLMC, Class PY, 4.00%,
                    2/15/10                                           4,640,008
--------------------------------------------------------------------------------
         7,615,213  FHLMC, Series 2625, Class FJ
                    SEQ, VRN, 2.01%, 10/15/04,
                    resets monthly off the
                    1-month LIBOR plus 0.30%
                    with no caps(3)                                   7,633,124
--------------------------------------------------------------------------------
        12,996,267  FHLMC, Series 2630, Class FJ,
                    VRN, 2.06%, 10/15/04, resets
                    monthly off the 1-month
                    LIBOR plus 0.35% with
                    no caps                                          13,036,166
--------------------------------------------------------------------------------
        19,657,951  FNMA, Series 2003-84,
                    Class AL, 4.00%, 4/25/13(3)                      19,829,466
--------------------------------------------------------------------------------
        12,069,000  FNMA, Series 2003-124,
                    Class PB, 4.00%, 3/25/31(3)                      12,215,047
--------------------------------------------------------------------------------
         7,621,776  FNMA, Series 2003-42,
                    Class FK, VRN, 2.24%,
                    10/25/04, resets monthly off
                    the 1-month LIBOR plus
                    0.40% with no caps                                7,639,740
--------------------------------------------------------------------------------
        11,828,715  FNMA, Series 2003-52,
                    Class KF SEQ, VRN, 2.24%,
                    10/25/04, resets monthly off
                    the 1-month LIBOR plus
                    0.40% with no caps(3)                            11,873,747
--------------------------------------------------------------------------------
         8,137,894 FNMA Whole Loan, Series
                    2004 W1, Class 1A1 SEQ,
                    3.27%, 11/25/43(3)                                8,144,534
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
COLLATERALIZED MORTGAGE  OBLIGATIONS
(Cost $128,921,194)                                                 128,875,227
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 18.9%

         8,200,000  U.S. Treasury Bonds, 11.25%,
                    2/15/15(3)                                       13,049,857
--------------------------------------------------------------------------------
         4,164,000  U.S. Treasury Bonds, 8.875%,
                    8/15/17                                           5,941,508
--------------------------------------------------------------------------------
         5,500,000  U.S. Treasury Bonds, 8.00%,
                    11/15/21(3)                                       7,561,857
--------------------------------------------------------------------------------
         5,300,000  U.S. Treasury Bonds, 7.25%,
                    8/15/22                                           6,825,822
--------------------------------------------------------------------------------
         5,700,000  U.S. Treasury Bonds, 7.625%,
                    11/15/22(3)                                       7,615,069
--------------------------------------------------------------------------------
         3,835,000  U.S. Treasury Bonds, 6.25%,
                    8/15/23                                           4,479,460
--------------------------------------------------------------------------------
         4,823,232  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 7/15/14                             4,931,760
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Government Bond - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $ 7,125,000  U.S. Treasury Notes, 1.50%,
                    3/31/06(3)                                    $   7,034,270
--------------------------------------------------------------------------------
         3,000,000  U.S. Treasury Notes, 2.25%,
                    4/30/06                                           2,992,266
--------------------------------------------------------------------------------
         3,820,000  U.S. Treasury Notes, 2.375%,
                    8/15/06                                           3,808,960
--------------------------------------------------------------------------------
         5,500,000  U.S. Treasury Notes, 2.625%,
                    11/15/06                                          5,499,786
--------------------------------------------------------------------------------
         7,300,000  U.S. Treasury Notes, 2.75%,
                    8/15/07(3)                                        7,282,326
--------------------------------------------------------------------------------
         6,000,000  U.S. Treasury Notes, 4.00%,
                    6/15/09                                           6,176,724
--------------------------------------------------------------------------------
         4,800,000  U.S. Treasury Notes, 4.375%,
                    8/15/12                                           4,950,005
--------------------------------------------------------------------------------
         3,500,000  U.S. Treasury Notes, 4.25%,
                    8/15/14                                           3,537,737
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $89,654,634)                                                   91,687,407
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES(1) -- 9.1%

        10,070,347  FHLMC, Series T19, Class A,
                    VRN, 2.01%, 10/25/04, resets
                    monthly off the 1-month
                    LIBOR plus 0.17% with
                    no caps                                          10,077,688
--------------------------------------------------------------------------------
         9,312,029  FHLMC, Series T20, Class A7,
                    VRN, 1.99%, 10/25/04, resets
                    monthly off the 1-month
                    LIBOR plus 0.15% with
                    no caps                                           9,327,981
--------------------------------------------------------------------------------
        18,399,568  FHLMC, Series T21, Class A,
                    VRN, 2.02%, 10/25/04, resets
                    monthly off the 1-month
                    LIBOR plus 0.18% with
                    no caps(3)                                       18,420,727
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $ 2,896,733  FHLMC, Series T34, Class A1V,
                    VRN, 1.96%, 10/25/04, resets
                    monthly off the 1-month
                    LIBOR plus 0.12% with
                    no caps                                       $   2,896,756
--------------------------------------------------------------------------------
         3,328,260  FHLMC, Series T35, Class A,
                    VRN, 1.98%, 10/25/04, resets
                    monthly off the 1-month
                    LIBOR plus 0.14% with
                    no caps                                           3,332,055
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES
(Cost $44,034,994)                                                   44,055,207
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 11.2%

         5,996,000  FHLB Discount Notes, 1.65%,
                    10/1/04(5)                                        5,996,000
--------------------------------------------------------------------------------
Repurchase Agreement, Goldman Sachs &
Co., (collateralized by various U.S. Treasury
obligations, 8.00%, 11/15/21, valued at
$24,787,844), in a joint trading account at
1.63%, dated 9/30/04, due 10/1/04
(Delivery value $24,162,094)(3)                                      24,161,000
--------------------------------------------------------------------------------
Repurchase Agreement, Merrill Lynch & Co.,
Inc., (collateralized by various U.S. Treasury
obligations, 8.125%, 8/15/21, valued at
$24,852,046), in a joint trading account at
1.62%, dated 9/30/04, due 10/1/04
(Delivery value $24,162,087)(3)                                      24,161,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $54,318,000)                                                   54,318,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 136.5%
(Cost $658,326,012)                                                 661,157,999
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (36.5)%                                             (176,790,157)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $ 484,367,842
================================================================================

See Notes to Financial Statements.                                  (continued)

------

Government Bond - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

FUTURES CONTRACTS*

                                                 Underlying Face     Unrealized
    Contracts Purchased      Expiration Date     Amount at Value        Loss
--------------------------------------------------------------------------------
    134  U.S. Treasury
         10-Year Notes        December 2004         $15,091,750       $(53,458)
                                                 ===============================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash.

SHORT FUTURES CONTRACTS**

                                                 Underlying Face     Unrealized
    Contracts Sold           Expiration Date     Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
  267  U.S. Treasury
       2-Year Notes           December 2004        $56,399,578        $ 85,637
--------------------------------------------------------------------------------
   62  U.S. Treasury
       5-Year Notes           December 2004          6,866,500         (14,671)
--------------------------------------------------------------------------------
                                                   $63,266,078        $ 70,966
                                                 ===============================

**SHORT FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

SWAP AGREEMENTS***

                                                                     Unrealized
  Notional Amount   Description of Agreement       Expiration Date      Gain
--------------------------------------------------------------------------------
    $10,000,000     Receive semiannually a         September 2007       $309
                    fixed rate equal to 3.243%                       ===========
                    and pay quarterly a variable
                    rate based on the 3-month
                    LIBOR with Deutsche Bank
                    Securities, Inc.

***SWAP AGREEMENTS are contracts in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The fund may enter into swap agreements in order to manage interest, credit, or market risk or to gain exposure to certain markets.

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

LIBOR = London Interbank Offered Rate

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective September 30, 2004.

(1) Final maturity indicated, unless otherwise noted.

(2) Forward Commitment.

(3) Security, or a portion thereof, has been segregated for a when-issued security, forward commitment, futures contract, and/or swap agreement.

(4) When-issued security.

(5) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Inflation-Adjusted Bond - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2004
                                             ----------------------
                                             AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                               1 YEAR        5 YEARS      INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                  6.68%         9.42%        6.94%         2/10/97
--------------------------------------------------------------------------------
CITIGROUP U.S.
INFLATION-LINKED
SECURITIES INDEX(1)             7.23%        10.26%        7.83%(2)         --
--------------------------------------------------------------------------------
Institutional Class             6.88%          --          7.13%         10/1/02
--------------------------------------------------------------------------------
Advisor Class                   6.45%         9.15%        7.77%         6/15/98
--------------------------------------------------------------------------------

(1) In June 2003, the Salomon U.S. Inflation-Linked Index, the fund's benchmark since inception, became known as the Citigroup U.S. Inflation-Linked
    Securities Index.

(2) Since 2/28/97, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------

Inflation-Adjusted Bond - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 10, 1997

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended September 30
---------------------------------------------------------------------------------
                  1997*   1998    1999    2000    2001     2002    2003    2004
--------------------------------------------------------------------------------
Investor Class    0.18%   4.70%   1.50%   8.29%  12.43%   13.18%   6.68%   6.68%
--------------------------------------------------------------------------------
Citigroup U.S.
Inflation-Linked
Securities Index  0.96%   5.71%   1.86%   9.11%  13.22%   14.54%   7.39%   7.23%
--------------------------------------------------------------------------------

*From 2/10/97, the Investor Class's inception date. Index data from 2/28/97, the date nearest the Investor Class's inception for which data are available. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

Inflation-Adjusted Bond - Portfolio Commentary

PORTFOLIO MANAGER: JEREMY FLETCHER

PERFORMANCE SUMMARY

Inflation-Adjusted Bond returned 0.45%* for the six months ended September 30,
2004, narrowly underperforming the 0.51% gain of the Citigroup U.S.
Inflation-Linked Securities Index, the returns of which are not reduced by management fees. (Please see pages 14 and 15.)

Bond yields rose during the six months as the Federal Reserve (the Fed) began increasing its short-term interest rate target from historically low levels. As a result, we believe that Inflation-Adjusted Bond's defensive positioning helped the fund outperform. We discuss our fund-specific efforts in the Portfolio
Positioning & Strategies section at the end of this commentary.

ECONOMIC & MARKET PERSPECTIVE

The U.S. stock and bond markets dipped and rose as economic and interest rate outlooks shifted. In the second quarter of 2004, government data caused revisions to predictions that the Fed's overnight rate target would remain at 1%
until year-end 2004. Three consecutive stronger-than-expected monthly job growth reports and higher consumer prices in the spring of 2004 contributed to a spike in Treasury yields and influenced the Fed's decision to start raising interest rates. The 10-year Treasury yield jumped from 3.84% on March 31, 2004 to 4.87%
on June 14, and the Fed's federal funds rate target rose to 1.25% on June 30.

Remarkably, bonds followed their second-quarter selloff with a rally in the third quarter of 2004, even though the Fed continued to raise rates. Increasing energy costs (as crude oil surpassed $50 a barrel) softened the economic outlook and boosted bond prices.

The Treasury yield curve "twisted" in the third quarter of 2004--the three-month
Treasury yield ROSE 44 basis points (0.44 percentage point) as the Fed raised its overnight interest rate target by another 50 basis points to 1.75%, but the
10-year Treasury yield FELL 46 basis points to finish at 4.12%.

With regard to inflation-indexed securities, the "breakeven rate" gauges the bond market's future inflation expectations and represents the yield gap between
Treasury inflation-indexed securities (TIIS) and traditional Treasury bonds. The wider the gap, the more inflation investors are pricing into the market.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/04               3/31/04
--------------------------------------------------------------------------------
Weighted Average
Maturity                                 10.3 years            10.7 years
--------------------------------------------------------------------------------
Average Duration
(effective)                               4.4 years             5.3 years
--------------------------------------------------------------------------------

YIELDS AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
   30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                       (0.48)%
--------------------------------------------------------------------------------
Institutional Class                                  (0.29)%
--------------------------------------------------------------------------------
Advisor Class                                        (0.72)%
--------------------------------------------------------------------------------

*All fund returns and yields referenced in this commentary are for Investor
 Class shares.

                                                                    (continued)

------

Inflation-Adjusted Bond - Portfolio Commentary

Amid a backdrop of rising crude oil prices and strong demand for commodities by rapidly growing emerging countries such as China, breakeven rates finished mixed for the six months. Breakeven rates on 30-year TIIS declined, while breakevens on 10-year TIIS finished little changed, and breakevens on five-year TIIS rose, while inflation--as measured by seasonally adjusted consumer prices--increased at an annual rate of 3.5% for the first nine months of 2004, nearly double
2003's mild 1.9% increase.

PORTFOLIO POSITIONING & STRATEGIES

Early this year we began to position Inflation-Adjusted Bond for what we expected would be an improving U.S. economy, rising inflation, and the Fed stepping in to raise short-term interest rates.

That meant reducing the fund's duration--a widely used measure of a bond portfolio's price sensitivity to changes in interest rates--during the six months. All else held equal, a short duration generally helps to preserve capital better than a long duration when bond yields rise. Inflation-Adjusted
Bond's effective duration was 5.3 years at the end of March, but we shortened that to only 4.4 years by the end of September.

We also continued to monitor the expanding market for inflation-indexed securities. In an attempt to enhance performance through careful security selection, we added a corporate inflation-indexed bond while searching for attractive values among Treasury and government agency inflation-indexed securities. Specifically, the corporate inflation-indexed bond was issued by
Toyota Motor Credit Corp., matures in October 2009, is rated triple-A, and is benchmarked off of the consumer price index--the same index used by TIIS.

In conclusion, we remained committed to providing a total return and inflation protection consistent with an investment in inflation-indexed securities.

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/04               3/31/04
--------------------------------------------------------------------------------
0 - 5-Year Notes(1)                         25.3%                 31.7%
--------------------------------------------------------------------------------
5 - 10-Year Notes                           47.9%                 45.1%
--------------------------------------------------------------------------------
10 - 30-Year Bonds                          26.8%                 23.2%
--------------------------------------------------------------------------------

(1) Includes temporary cash investments.

------

Inflation-Adjusted Bond - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 93.6%

      $ 33,159,720  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/25                         $ 34,554,783
--------------------------------------------------------------------------------
        56,211,840  U.S. Treasury Inflation Indexed
                    Bonds, 3.625%, 4/15/28(1)                        71,340,756
--------------------------------------------------------------------------------
        69,188,409  U.S. Treasury Inflation Indexed
                    Bonds, 3.875%, 4/15/29                           91,793,577
--------------------------------------------------------------------------------
        14,939,400  U.S. Treasury Inflation Indexed
                    Bonds, 3.375%, 4/15/32                           18,945,624
--------------------------------------------------------------------------------
        61,070,922  U.S. Treasury Inflation Indexed
                    Notes, 3.375%, 1/15/07                           65,267,166
--------------------------------------------------------------------------------
        51,234,754  U.S. Treasury Inflation Indexed
                    Notes, 3.625%, 1/15/08                           56,204,166
--------------------------------------------------------------------------------
        35,549,053  U.S. Treasury Inflation Indexed
                    Notes, 3.875%, 1/15/09                           40,030,189
--------------------------------------------------------------------------------
        39,200,356  U.S. Treasury Inflation Indexed
                    Notes, 4.25%, 1/15/10                            45,507,654
--------------------------------------------------------------------------------
        37,872,144  U.S. Treasury Inflation Indexed
                    Notes, 3.50%, 1/15/11                            42,876,910
--------------------------------------------------------------------------------
        20,267,490  U.S. Treasury Inflation Indexed
                    Notes, 3.375%, 1/15/12                           22,971,153
--------------------------------------------------------------------------------
        73,004,085  U.S. Treasury Inflation Indexed
                    Notes, 3.00%, 7/15/12                            80,860,639
--------------------------------------------------------------------------------
       119,112,840  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/13(1)                       121,174,087
--------------------------------------------------------------------------------
        30,145,200  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 7/15/14                            30,823,497
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $681,279,807)                                                 722,350,201
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
CORPORATE BONDS -- 5.5%

      $ 42,000,000  Toyota Motor Credit Corp.
                    Inflation Indexed Bonds,
                    1.23%, 10/1/09(2)
(Cost $42,000,000)                                                 $ 42,162,960
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 5.5%

Repurchase Agreement, Goldman Sachs &
Co., (collateralized by various U.S. Treasury
obligations, 8.00%, 11/15/21, valued at
$30,368,982), in a joint trading account at
1.63%, dated 9/30/04, due 10/1/04
(Delivery value $29,602,340)                                         29,601,000
--------------------------------------------------------------------------------
Repurchase Agreement, Merrill Lynch & Co.,
Inc., (collateralized by various U.S. Treasury
obligations, 8.125%, 8/15/21, valued at
$13,383,230), in a joint trading account at
1.62%, dated 9/30/04, due 10/1/04
(Delivery value $13,154,592)                                         13,154,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $42,755,000)                                                   42,755,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 104.6%
(Cost $766,034,807)                                                 807,268,161
--------------------------------------------------------------------------------
OTHER ASSETS
AND LIABILITIES -- (4.6)%                                           (35,198,637)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $772,069,524
================================================================================

FUTURES CONTRACTS*

                                                  Underlying Face    Unrealized
    Contracts Purchased      Expiration Date      Amount at Value        Loss
--------------------------------------------------------------------------------
    206  U.S. Treasury
         10-Year Notes        December 2004         $23,200,750       $(130,823)
                                                  ==============================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash.

SHORT FUTURES CONTRACTS**

                                                  Underlying Face     Unrealized
    Contracts Sold           Expiration Date      Amount at Value        Gain
--------------------------------------------------------------------------------
  411  U.S. Treasury
       2-Year Notes          December 2004          $86,817,328        $154,835
                                                  ==============================

**SHORT FUTURES contracts typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS

(1) Security, or a portion thereof, has been segregated for a when-issued security and/or futures contract.

(2) When-issued security

See Notes to Financial Statements.

------

Short-Term Government - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2004
                                    --------------------------------
                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                        1 YEAR      5 YEARS    10 YEARS    INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS           0.36%       4.40%       4.96%      6.32%       12/15/82
--------------------------------------------------------------------------------
CITIGROUP U.S.
TREASURY/AGENCY
1- TO 3-YEAR INDEX(1)    1.13%       5.22%       5.79%      7.40%(2)       --
--------------------------------------------------------------------------------
Advisor Class            0.11%       4.14%        --        3.96%        7/8/98
--------------------------------------------------------------------------------

(1) In June 2003, the Salomon 1- to 3-Year Treasury/Agency Index, the fund's benchmark since inception, became known as the Citigroup U.S.
    Treasury/Agency 1- to 3-Year Index.

(2) Since 12/31/82, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------

Short-Term Government - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended September 30
----------------------------------------------------------------------------------------------------
                      1995    1996    1997    1998    1999    2000     2001    2002    2003    2004
----------------------------------------------------------------------------------------------------
Investor Class        7.73%   4.87%   6.19%   7.29%   1.67%   5.78%    9.50%   4.70%   1.90%   0.36%
----------------------------------------------------------------------------------------------------
Citigroup U.S.
Treasury/Agency
1- to 3-Year Index    8.11%   5.70%   6.88%   7.92%   3.28%   5.92%   10.59%   5.87%   2.85%   1.13%
----------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

Short-Term Government - Portfolio Commentary

PORTFOLIO MANAGER: HANDO AGUILAR

PERFORMANCE SUMMARY

Short-Term Government declined 0.41%* for the six months ended September 30,
2004, as a bond market rally in the third quarter of the year wasn't quite enough to help the fund overcome losses that occurred in the second quarter. The fund's benchmark--the Citigroup U.S. Treasury/Agency 1- to 3-Year Index--fell
0.09% for the period.

ECONOMIC & MARKET REVIEW

It was a volatile period for the bond market. In the second quarter of 2004, the
Lehman Brothers U.S. Aggregate Index (LBA) declined 2.44%--its worst quarter since the first quarter of 1994. In the following three months, the LBA gained
3.20%--its best quarter since the third quarter of 2002. That helped the LBA outperform the major U.S. stock market indices, which had negative returns for the six-month period.

Three consecutive stronger-than-expected monthly job growth reports and higher consumer prices in the spring of 2004 contributed to a spike in Treasury yields and influenced the Federal Reserve's (the Fed's) decision to start raising interest rates. The 10-year Treasury yield jumped from 3.84% on March 31, 2004 to 4.87% on June 14, and the federal funds rate target rose to 1.25% on June 30.

Amazingly, bonds followed their second-quarter selloff with a rally in the third quarter of 2004, even though the Fed continued to raise rates. As crude oil topped $50 a barrel, the outlook for economic growth softened, boosting bond prices.

The Treasury yield curve "twisted" in the third quarter of 2004--the three-month
Treasury yield ROSE 44 basis points (0.44 percentage point) as the Fed raised its overnight interest rate target by another 50 basis points to 1.75%, but the
10-year Treasury yield FELL 46 basis points to finish at 4.12%.

Higher-yielding bond sectors, including mortgage-backed securities, generally outperformed lower-yielding U.S. government debt. In addition, longer-maturity/duration bonds generally outperformed shorter-maturity/duration notes.

PORTFOLIO POSITIONING & STRATEGY

Much of Short-Term Government's underperformance versus its benchmark was caused by the portfolio's more conservative positioning. The investment team was bullish on economic growth at the start of the period, so in anticipation of rising interest rates, we shortened the portfolio's duration to

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/04               3/31/04
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  1.7 years             2.1 years
--------------------------------------------------------------------------------
Average Duration
(effective)                               1.3 years             1.6 years
--------------------------------------------------------------------------------

YIELDS AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
   30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         1.96%
--------------------------------------------------------------------------------
Advisor Class                                          1.71%
--------------------------------------------------------------------------------

*All fund returns and yields referenced in this commentary are for Investor
 Class shares.

                                                                    (continued)

------

Short-Term Government - Portfolio Commentary

reduce price volatility. That strategy worked well when bond yields soared in
April and May of 2004, but it limited the portfolio's gains when bonds rallied, particularly in the third quarter of the year.

During the first half of the period, the investment team increased the portfolio's government agency weighting and its position in CMOs (collateralized mortgage obligations). These moves benefited the portfolio, since agency and mortgage-backed securities outperformed Treasurys in the first half of the period. The team also cut the portfolio's Treasury holdings during the period, bringing them down to 5% at the end of September. The portfolio's agency weighting was further increased to 44.3% by the end of September 2004.

In conclusion, we remained committed to pursuing Short-Term Government's objective, seeking high current income for shareholders while maintaining safety of principle.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                             % OF                  % OF
                                          NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           9/30/04               3/31/04
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                           44.3%                  30.6%
--------------------------------------------------------------------------------
Collateralized Mortgage
Obligations                                 32.9%                  22.2%
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed
Securities                                  18.4%                  24.2%
--------------------------------------------------------------------------------
U.S. Treasury Securities
and Equivalents                              5.0%                  12.1%
--------------------------------------------------------------------------------
Asset-Backed Securities                      4.5%                  10.3%
--------------------------------------------------------------------------------
Other(1)                                     2.8%                  11.1%
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES                                 107.9%                 110.5%
--------------------------------------------------------------------------------
Other Assets
and Liabilities(2)                         (7.9)%                (10.5)%
--------------------------------------------------------------------------------

(1) Includes temporary cash investments.

(2) Includes payables for forward commitments.

------

Short-Term Government - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 44.3%

       $78,000,000  FHLB, 1.625%, 4/15/05(1)                     $   77,781,820
--------------------------------------------------------------------------------
        84,000,000  FHLB, 2.00%, 2/13/06(1)                          83,406,539
--------------------------------------------------------------------------------
        30,500,000  FHLB, 5.125%, 3/6/06                             31,609,743
--------------------------------------------------------------------------------
        23,900,000  FHLB, 1.875%, 6/15/06                            23,597,522
--------------------------------------------------------------------------------
        16,000,000  FHLMC, 7.00%, 7/15/05                            16,591,056
--------------------------------------------------------------------------------
        40,000,000  FHLMC, 1.50%, 8/15/05                            39,731,960
--------------------------------------------------------------------------------
        30,000,000  FHLMC, 5.25%, 1/15/06                            31,048,380
--------------------------------------------------------------------------------
        20,000,000  FNMA, 1.60%, 7/8/05                              19,901,400
--------------------------------------------------------------------------------
        31,200,000  FNMA, 1.875%, 9/15/05                            31,070,863
--------------------------------------------------------------------------------
        52,145,000  FNMA, 6.00%, 12/15/05                            54,375,399
--------------------------------------------------------------------------------
        32,000,000  FNMA, 5.25%, 6/15/06                             33,379,648
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $444,256,829)                                                 442,494,330
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(2) -- 32.9%

         9,524,544  Bank of America Commercial
                    Mortgage Inc., Series 2004-1,
                    Class A1 SEQ, 3.16%,
                    11/10/39                                          9,414,145
--------------------------------------------------------------------------------
        97,770,944  Commercial Mortgage
                    Acceptance Corp. STRIPS -
                    COUPON, Series 1998 C2,
                    Class X, VRN, 1.02%,
                    10/1/04                                           3,855,011
--------------------------------------------------------------------------------
        17,355,660  FHLMC, Class F, VRN, 2.06%,
                    10/15/04, resets monthly
                    off the 1-month LIBOR plus
                    0.35% with no caps                               17,339,259
--------------------------------------------------------------------------------
        18,944,397  FHLMC, Class FW, VRN,
                    2.06%, 10/15/04, resets
                    monthly off the 1-month
                    LIBOR plus 0.35% with
                    no caps                                          18,991,208
--------------------------------------------------------------------------------
        35,841,000  FHLMC, Class OA, 3.50%,
                    4/15/10                                          36,072,283
--------------------------------------------------------------------------------
        15,585,174  FHLMC, Class PY, 4.00%,
                    2/15/10                                          15,772,881
--------------------------------------------------------------------------------
        20,000,000  FHLMC, Class UA, 3.50%,
                    4/15/09                                          20,137,460
--------------------------------------------------------------------------------
        18,827,250  FHLMC, Series 2605,
                    Class PB, 4.00%, 11/15/10                        18,967,701
--------------------------------------------------------------------------------
        15,120,005  FHLMC, Series 2624,
                    Class FE SEQ, VRN, 2.01%,
                    10/15/04, resets monthly
                    off the 1-month LIBOR plus
                    0.30% with no caps                               15,156,973
--------------------------------------------------------------------------------
        12,945,862  FHLMC, Series 2625,
                    Class FJ SEQ, VRN, 2.01%,
                    10/15/04, resets monthly
                    off the 1-month LIBOR plus
                    0.30% with no caps                               12,976,311
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $12,825,263  FHLMC, Series 2630,
                    Class FJ, VRN, 2.06%,
                    10/15/04, resets monthly
                    off the 1-month LIBOR plus
                    0.35% with no caps                           $   12,864,637
--------------------------------------------------------------------------------
         5,773,103  First Union National Bank
                    Commercial Mortgage,
                    Series 2001 C3, Class A1
                    SEQ, 5.20%, 8/15/33                               5,896,214
--------------------------------------------------------------------------------
        15,384,414  FNMA STRIPS - COUPON,
                    Series 2002 T7, Class S1,
                    5.25%, 5/25/05                                      408,825
--------------------------------------------------------------------------------
        20,900,000  FNMA, Class PA, 4.00%,
                    5/15/09                                          21,160,435
--------------------------------------------------------------------------------
        20,862,035  FNMA, Series 2002-74,
                    Class PB, 5.00%, 9/25/11                         21,032,143
--------------------------------------------------------------------------------
        11,432,664  FNMA, Series 2003-42,
                    Class FK, VRN, 2.24%,
                    10/25/04, resets monthly
                    off the 1-month LIBOR plus
                    0.40% with no caps                               11,459,611
--------------------------------------------------------------------------------
        19,714,526  FNMA, Series 2003-52,
                    Class KF SEQ, VRN, 2.24%,
                    10/25/04, resets monthly
                    off the 1-month LIBOR plus
                    0.40% with no caps                               19,789,579
--------------------------------------------------------------------------------
        18,008,839  FNMA, Series 2003-57,
                    Class KL, 3.50%, 3/25/09                         18,110,715
--------------------------------------------------------------------------------
        28,602,569  FNMA Whole Loan, Series
                    2004 W1, Class 1A1 SEQ,
                    3.27%, 11/25/43                                  28,625,909
--------------------------------------------------------------------------------
        26,712,930  GMAC Commercial Mortgage
                    Securities Inc. STRIPS -
                    COUPON, Series 2000 C3,
                    Class X, VRN, 1.08%,
                    10/1/04 (Acquired 2/22/02,
                    Cost $1,837,557)(3)                               1,553,758
--------------------------------------------------------------------------------
         2,068,594  J.P. Morgan Chase
                    Commercial Mortgage
                    Securities Corp., Series
                    2002 FL1A, Class A2, VRN,
                    2.20%, 10/14/04, resets
                    monthly off the 1-month
                    LIBOR plus 0.44% with no
                    caps (Acquired 4/3/02, Cost
                    $2,068,594)(3)                                    2,069,823
--------------------------------------------------------------------------------
         9,245,115  Morgan Stanley Capital I,
                    Series 2004 T13, Class A1
                    SEQ, 2.85%, 9/13/45                               9,119,492
--------------------------------------------------------------------------------
         6,700,000  Washington Mutual, Series
                    2003 AR4, Class A6, 3.42%,
                    5/25/33                                           6,707,893
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost $327,326,604)                                                 327,482,266
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Short-Term Government - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
FIXED-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(2) -- 16.4%

       $ 7,278,188  FHLMC, 5.00%, 6/1/09                         $    7,455,165
--------------------------------------------------------------------------------
        15,327,141  FHLMC, 5.00%, 7/1/09                             15,699,836
--------------------------------------------------------------------------------
           606,670  FHLMC, 6.50%, 1/1/11                                642,600
--------------------------------------------------------------------------------
         1,030,270  FHLMC, 6.50%, 5/1/11                              1,091,546
--------------------------------------------------------------------------------
           838,812  FHLMC, 6.50%, 12/1/12                               888,681
--------------------------------------------------------------------------------
         2,464,474  FHLMC, 6.00%, 2/1/13                              2,587,959
--------------------------------------------------------------------------------
           115,336  FHLMC, 7.00%, 11/1/13                               122,328
--------------------------------------------------------------------------------
           112,475  FHLMC, 7.00%, 12/1/14                               119,301
--------------------------------------------------------------------------------
         3,905,258  FHLMC, 6.00%, 1/1/15                              4,100,521
--------------------------------------------------------------------------------
         1,607,513  FHLMC, 7.50%, 5/1/16                              1,709,286
--------------------------------------------------------------------------------
         2,979,005  FHLMC, 5.50%, 11/1/17                             3,083,899
--------------------------------------------------------------------------------
        24,715,103  FHLMC, 5.50%, 11/1/18                            25,567,651
--------------------------------------------------------------------------------
        30,000,000  FNMA, 6.50%, settlement
                    date 11/15/04(4)                                 31,396,860
--------------------------------------------------------------------------------
        50,000,000  FNMA, 6.00%, settlement
                    date 12/13/04(4)                                 51,359,401
--------------------------------------------------------------------------------
            51,584  FNMA, 8.00%, 5/1/12                                  55,096
--------------------------------------------------------------------------------
         3,562,463  FNMA, 6.50%, 1/1/13                               3,777,682
--------------------------------------------------------------------------------
            35,599  FNMA, 6.50%, 3/1/13                                  37,761
--------------------------------------------------------------------------------
           385,411  FNMA, 6.00%, 6/1/13                                 405,069
--------------------------------------------------------------------------------
            47,196  FNMA, 6.50%, 6/1/13                                  50,033
--------------------------------------------------------------------------------
            97,695  FNMA, 6.00%, 1/1/14                                 102,697
--------------------------------------------------------------------------------
           882,736  FNMA, 6.00%, 7/1/14                                 927,076
--------------------------------------------------------------------------------
         1,419,103  FNMA, 5.50%, 4/1/16                               1,470,457
--------------------------------------------------------------------------------
         1,178,265  FNMA, 7.00%, 5/1/32                               1,249,927
--------------------------------------------------------------------------------
         1,230,982  FNMA, 7.00%, 5/1/32                               1,305,850
--------------------------------------------------------------------------------
           910,029  FNMA, 7.00%, 6/1/32                                 965,643
--------------------------------------------------------------------------------
         4,050,649  FNMA, 7.00%, 6/1/32                               4,297,009
--------------------------------------------------------------------------------
         2,544,110  FNMA, 7.00%, 8/1/32                               2,698,843
--------------------------------------------------------------------------------
            29,987  GNMA, 5.50%, 1/20/09                                 31,223
--------------------------------------------------------------------------------
            32,115  GNMA, 9.00%, 12/20/16                                35,960
--------------------------------------------------------------------------------
           145,869  GNMA, 9.00%, 8/20/17                                163,652
--------------------------------------------------------------------------------
            48,951  GNMA, 9.50%, 11/20/19                                55,305
--------------------------------------------------------------------------------
TOTAL FIXED-RATE U.S. GOVERNMENT
AGENCY MORTGAGE-BACKED
SECURITIES
(Cost $162,124,903)                                                 163,454,317
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(2) -- 4.5%

         8,200,000  Ameriquest Mortgage
                    Securities Inc., Series
                    2003-5, Class A3 SEQ,
                    3.03%, 7/25/33                                    8,200,976
--------------------------------------------------------------------------------
         6,203,537  Ameriquest Mortgage
                    Securities Inc., Series
                    2003-8, Class AV2, VRN,
                    2.27%, 10/25/04, resets
                    monthly off the 1-month
                    LIBOR plus 0.43% with
                    no caps                                           6,217,154
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $   356,920  Asset Backed Funding Corp.
                    Non-Improvement Trust,
                    Series 2003-1, Class N1,
                    6.90%, 7/26/33                               $      356,899
--------------------------------------------------------------------------------
        10,000,000  Bayview Financial
                    Acquisition Trust, Series
                    2002 BA, Class A1, VRN,
                    2.34%, 10/25/04, resets
                    monthly off the 1-month
                    LIBOR plus 0.50% with no
                    caps (Acquired 3/26/02,
                    Cost $10,000,000)(3)                             10,024,751
--------------------------------------------------------------------------------
         3,259,892  Centex Home Equity, Series
                    2004 C, Class AF1, VRN,
                    2.82%, 10/1/04                                    3,259,556
--------------------------------------------------------------------------------
         8,703,408  Contimortgage Home Equity
                    Loan Trust, Series 1998-2,
                    Class A7, 6.57%, 3/15/23                          8,698,064
--------------------------------------------------------------------------------
           203,147  IndyMac Non-Improvement
                    Trust SPMD, Series 2002 B,
                    VRN, 2.22%, 10/25/04,
                    resets monthly off the
                    1-month LIBOR plus 0.38%
                    with no caps (AMBAC)
                    (RADIAN) (Acquired 10/4/02,
                    Cost $203,147)(3)                                   203,327
--------------------------------------------------------------------------------
         6,863,070  Long Beach Mortgage Loan
                    Trust, Series 2003-3, Class A,
                    VRN, 1.94%, 10/25/04,
                    resets monthly off the
                    1-month LIBOR plus 0.32%
                    with no caps                                      6,871,656
--------------------------------------------------------------------------------
           695,988  Morgan Stanley Capital I,
                    Series 2002-NC2, Class A2,
                    VRN, 2.18%, 10/25/04,
                    resets monthly off the
                    1-month LIBOR plus 0.34%
                    with no caps                                        699,232
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $44,610,075)                                                   44,531,615
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 3.3%

         8,000,000  U.S. Treasury Notes, 7.00%,
                    7/15/06                                           8,625,008
--------------------------------------------------------------------------------
        16,600,000  U.S. Treasury Notes, 6.50%,
                    10/15/06                                         17,876,789
--------------------------------------------------------------------------------
         5,900,000  U.S. Treasury Notes, 2.625%,
                    11/15/06                                          5,899,770
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $32,584,147)                                                   32,401,567
--------------------------------------------------------------------------------
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(2) -- 2.0%

            27,811  FHLMC, 3.97%, 8/1/18                                 28,617
--------------------------------------------------------------------------------
           120,173  FHLMC, 3.22%, 11/1/18                               123,236
--------------------------------------------------------------------------------
           500,140  FHLMC, 3.14%, 9/1/20                                511,026
--------------------------------------------------------------------------------
           191,897  FHLMC, 3.25%, 1/1/21                                192,349
--------------------------------------------------------------------------------
            76,526  FHLMC, 4.26%, 3/1/24                                 77,384
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Short-Term Government - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $    19,862  FNMA, 7.49%, 8/1/14                          $       20,465
--------------------------------------------------------------------------------
           129,141  FNMA, 3.00%, 4/1/16                                 129,579
--------------------------------------------------------------------------------
            45,016  FNMA, 4.125%, 8/1/16                                 46,082
--------------------------------------------------------------------------------
            85,510  FNMA, 4.00%, 1/1/17                                  88,605
--------------------------------------------------------------------------------
           380,857  FNMA, 5.67%, 5/1/17                                 377,097
--------------------------------------------------------------------------------
           215,137  FNMA, 4.79%, 7/1/17                                 220,475
--------------------------------------------------------------------------------
            73,244  FNMA, 5.35%, 7/1/17                                  74,636
--------------------------------------------------------------------------------
           202,146  FNMA, 3.19%, 2/1/18                                 206,907
--------------------------------------------------------------------------------
           105,078  FNMA, 4.00%, 2/1/18                                 107,803
--------------------------------------------------------------------------------
            82,024  FNMA, 3.08%, 5/1/18                                  83,687
--------------------------------------------------------------------------------
            79,382  FNMA, 3.20%, 6/1/18                                  80,746
--------------------------------------------------------------------------------
           120,655  FNMA, 3.22%, 8/1/19                                 123,192
--------------------------------------------------------------------------------
           659,234  FNMA, 3.39%, 9/1/19                                 679,453
--------------------------------------------------------------------------------
           231,939  FNMA, 2.89%, 1/1/20                                 236,644
--------------------------------------------------------------------------------
            92,183  FNMA, 3.76%, 3/1/21                                  94,909
--------------------------------------------------------------------------------
            53,936  FNMA, 3.26%, 8/1/21                                  54,872
--------------------------------------------------------------------------------
           151,456  FNMA, 3.26%, 5/1/22                                 153,212
--------------------------------------------------------------------------------
            69,953  FNMA, 3.81%, 5/1/22                                  72,073
--------------------------------------------------------------------------------
            84,806  FNMA, 3.58%, 1/1/23                                  87,542
--------------------------------------------------------------------------------
            22,273  FNMA, 3.875%, 6/1/23                                 23,065
--------------------------------------------------------------------------------
            28,528  FNMA, 3.875%, 7/1/23                                 29,543
--------------------------------------------------------------------------------
           306,003  FNMA, 3.34%, 8/1/23                                 316,329
--------------------------------------------------------------------------------
           115,462  FNMA, 3.57%, 8/1/23                                 119,414
--------------------------------------------------------------------------------
         2,000,123  FNMA, 4.89%, 5/1/25                               2,044,105
--------------------------------------------------------------------------------
            38,577  FNMA, 3.60%, 10/1/25                                 39,967
--------------------------------------------------------------------------------
            37,139  FNMA, 4.62%, 4/1/26                                  37,946
--------------------------------------------------------------------------------
            31,722  FNMA, 3.74%, 1/1/27                                  32,276
--------------------------------------------------------------------------------
            42,087  FNMA, 4.97%, 1/1/27                                  43,509
--------------------------------------------------------------------------------
            73,798  FNMA, 3.875%, 1/1/29                                 75,616
--------------------------------------------------------------------------------
        12,549,789  FNMA, 4.64%, 3/1/33                              12,783,216
--------------------------------------------------------------------------------
            51,288  GNMA, 3.375%, 5/20/17                                51,616
--------------------------------------------------------------------------------
           148,962  GNMA, 3.875%, 2/20/21                               151,178
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $    59,640  GNMA, 5.125%, 11/20/21                       $       60,897
--------------------------------------------------------------------------------
             1,745  GNMA, 3.375%, 1/20/22                                 1,763
--------------------------------------------------------------------------------
           103,506  GNMA, 5.25%, 8/20/26                                105,605
--------------------------------------------------------------------------------
TOTAL ADJUSTABLE-RATE U.S.
GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $20,023,442)                                                   19,786,636
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(5) -- 1.7%

        15,000,000  BECC, 3.28%, 11/15/06                            14,090,264
--------------------------------------------------------------------------------
           382,500  TIGR, 3.21%, 11/15/06                               211,575
--------------------------------------------------------------------------------
         1,813,000  TR, 1.90%, 2/15/06                                1,750,334
--------------------------------------------------------------------------------
         1,077,000  TR, 3.23%, 11/15/06                               1,012,739
--------------------------------------------------------------------------------
           100,000  U.S. Treasury Corpus, 3.28%,
                    11/15/06                                             93,935
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $17,079,455)                                                   17,158,847
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 2.8%

Repurchase Agreement, Merrill Lynch & Co.,
Inc., (collateralized by various U.S. Treasury
obligations, 8.125%, 8/15/21, valued at
$28,554,079), in a joint trading account at
1.62%, dated 9/30/04, due 10/1/04
(Delivery value $28,066,263)
(Cost $28,065,000)                                                   28,065,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 107.9%
(Cost $1,076,070,455)                                            $1,075,374,578
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (7.9)%                                               (78,663,679)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $  996,710,899
================================================================================

SHORT FUTURES CONTRACTS*

                                                  Underlying Face    Unrealized
    Contracts Sold         Expiration Date        Amount at Value        Loss
--------------------------------------------------------------------------------
  129  U.S. Treasury
       5-Year Notes        December 2004            $14,286,750       $(30,525)
                                                  ==============================

*SHORT FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

SWAP AGREEMENTS**

                                                                     Unrealized
  Notional Amount   Description of Agreement       Expiration Date      Loss
--------------------------------------------------------------------------------
    $20,000,000     Receive semiannually a         September 2007     $(5,493)
                    fixed rate equal to 3.24375%                    ============
                    and pay quarterly a variable
                    rate based on the 3-month
                    LIBOR with Deutsche Bank
                    Securities, Inc.

**SWAP AGREEMENTS are contracts in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The fund may enter into swap agreements in order to manage interest, credit, or market risk or to gain exposure to certain markets.

See Notes to Financial Statements.                                 (continued)

------

Short-Term Government - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

BECC = Book Entry Callable Corpus

Equivalent = Security whose principal payments are secured by U.S. Treasurys.

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

LIBOR = London Interbank Offered Rate

RADIAN = Radian Asset Assurance, Inc.

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TIGR = Treasury Investment Growth Reciepts

TR = Treasury Receipts

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective September 30, 2004.

(1) Security, or a portion thereof, has been segregated for a forward commitment, futures contract, and/or swap agreement.

(2) Final maturity indicated, unless otherwise noted.

(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at September 30, 2004, was
    $13,851,659, which represented 1.4% of net assets.

(4) Forward Commitment.

(5) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

------

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      4/1/04 -        EXPENSE
                        4/1/04          9/30/04          9/30/04        RATIO*
--------------------------------------------------------------------------------
GINNIE MAE SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,011.20          $2.92         0.58%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,009.90          $4.18         0.83%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,006.10          $7.95         1.58%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.16          $2.94         0.58%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,020.91          $4.20         0.83%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,017.15          $7.99         1.58%
--------------------------------------------------------------------------------
GOVERNMENT BOND SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000           $997.50          $2.50         0.50%
--------------------------------------------------------------------------------
Advisor Class           $1,000           $996.30          $3.74         0.75%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.56          $2.54         0.50%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,021.31          $3.80         0.75%
--------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

                                                                    (continued)

------

Shareholder Fee Example (Unaudited)

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      4/1/04 -        EXPENSE
                        4/1/04          9/30/04          9/30/04        RATIO*
--------------------------------------------------------------------------------
INFLATION-ADJUSTED BOND SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,004.50          $2.51         0.50%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,005.40          $1.50         0.30%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,003.40          $3.76         0.75%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.56          $2.54         0.50%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,023.56          $1.52         0.30%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,021.31          $3.80         0.75%
--------------------------------------------------------------------------------
SHORT-TERM GOVERNMENT SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000           $995.90          $2.90         0.58%
--------------------------------------------------------------------------------
Advisor Class           $1,000           $994.60          $4.15         0.83%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.16          $2.94         0.58%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,020.91          $4.20         0.83%
--------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------

Statement of Assets and Liabilities

SEPTEMBER 30, 2004 (UNAUDITED)
----------------------------------------------------------------------------------------------------
                                                     GOVERNMENT       INFLATION-       SHORT-TERM
                                   GINNIE MAE           BOND         ADJUSTED BOND     GOVERNMENT
----------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------
Investment securities, at
value (cost of $1,801,020,582,
$658,326,012, $766,034,807
and $1,076,070,455,
respectively)                    $1,819,903,492     $661,157,999      $807,268,161   $1,075,374,578
------------------------------
Cash                                         --          331,209           747,529               --
------------------------------
Receivable for
investments sold                             --          154,707                --          551,986
------------------------------
Receivable for capital
shares sold                             286,950          243,762           899,258           51,100
------------------------------
Unrealized appreciation
on swap agreements                           --              309                --               --
------------------------------
Interest receivable                   7,967,578        2,829,744         5,555,608        5,528,159
----------------------------------------------------------------------------------------------------
                                  1,828,158,020      664,717,730       814,470,556    1,081,505,823
----------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                   41,656               --                --        1,191,231
------------------------------
Payable for
investments purchased               199,488,889      179,977,029        42,000,000       83,031,144
------------------------------
Payable for variation margin
on futures contracts                         --           60,643            70,719           30,525
------------------------------
Unrealized depreciation
on swap agreements                           --               --                --            5,493
------------------------------
Accrued management fees                 751,731          185,988           262,879          459,238
------------------------------
Distribution fees payable                19,097            9,426            33,717            9,942
------------------------------
Service fees payable                     14,398            9,426            33,717            9,942
------------------------------
Dividends payable                       981,972          107,376                --           57,409
----------------------------------------------------------------------------------------------------
                                    201,297,743      180,349,888        42,401,032       84,794,924
----------------------------------------------------------------------------------------------------
NET ASSETS                       $1,626,860,277     $484,367,842      $772,069,524   $  996,710,899
====================================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Assets and Liabilities

SEPTEMBER 30, 2004 (UNAUDITED)
----------------------------------------------------------------------------------------------------
                                                     GOVERNMENT       INFLATION-       SHORT-TERM
                                   GINNIE MAE           BOND         ADJUSTED BOND     GOVERNMENT
----------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------
Capital paid in                  $1,653,498,313     $479,569,161      $732,374,954   $1,024,998,226
------------------------------
Accumulated net
investment loss                              --               --           (67,263)              --
------------------------------
Accumulated undistributed
net realized gain (loss) on
investment transactions             (45,520,946)       1,955,652        (1,495,533)     (27,545,028)
------------------------------
Net unrealized appreciation
(depreciation) on investments        18,882,910        2,843,029        41,257,366         (742,299)
----------------------------------------------------------------------------------------------------
                                 $1,626,860,277     $484,367,842      $772,069,524    $ 996,710,899
====================================================================================================
INVESTOR CLASS
----------------------------------------------------------------------------------------------------
Net assets                       $1,556,349,813     $438,091,675      $546,071,773     $948,128,986
------------------------------
Shares outstanding                  148,470,124       40,678,435        48,796,640       99,486,052
------------------------------
Net asset value per share                $10.48           $10.77            $11.19            $9.53
----------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------
Net assets                                  N/A              N/A       $55,088,744              N/A
------------------------------
Shares outstanding                          N/A              N/A         4,922,433              N/A
------------------------------
Net asset value per share                   N/A              N/A            $11.19              N/A
----------------------------------------------------------------------------------------------------
ADVISOR CLASS
----------------------------------------------------------------------------------------------------
Net assets                          $58,940,579      $46,276,167      $170,909,007      $48,581,913
------------------------------
Shares outstanding                    5,622,719        4,296,972        15,275,432        5,097,638
------------------------------
Net asset value per share                $10.48           $10.77            $11.19            $9.53
----------------------------------------------------------------------------------------------------
C CLASS
----------------------------------------------------------------------------------------------------
Net assets                          $11,569,885              N/A               N/A              N/A
------------------------------
Shares outstanding                    1,103,725              N/A               N/A              N/A
------------------------------
Net asset value per share                $10.48              N/A               N/A              N/A
----------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)
----------------------------------------------------------------------------------------------------
                                                     GOVERNMENT       INFLATION-       SHORT-TERM
                                   GINNIE MAE           BOND         ADJUSTED BOND     GOVERNMENT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------
INCOME:
------------------------------
Interest                           $ 31,460,848      $ 6,991,280      $ 20,501,747     $ 12,049,771
----------------------------------------------------------------------------------------------------

EXPENSES:
------------------------------
Management fees                       4,663,488        1,161,486         1,520,435        2,880,413
------------------------------
Distribution fees:
------------------------------
  Advisor Class                          74,396           55,291           170,338           61,813
------------------------------
  C Class                                37,403               --                --               --
------------------------------
Service fees:
------------------------------
  Advisor Class                          74,396           55,291           170,338           61,813
------------------------------
  C Class                                12,468               --                --               --
------------------------------
Trustees' fees and expenses              30,023            8,921            12,283           18,465
------------------------------
Other expenses                            2,103              416               835            1,545
----------------------------------------------------------------------------------------------------
                                      4,894,277        1,281,405         1,874,229        3,024,049
----------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                26,566,571        5,709,875        18,627,518        9,025,722
----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN (LOSS)
----------------------------------------------------------------------------------------------------
Net realized gain (loss) on
investment transactions               1,120,553       (5,189,419)       (2,249,024)      (7,041,104)
------------------------------
Change in net unrealized
appreciation (depreciation)
on investments                      (11,845,293)      (2,669,076)      (11,116,741)      (6,994,643)
----------------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED LOSS                     (10,724,740)      (7,858,495)      (13,365,765)     (14,035,747)
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS                    $ 15,841,831      $(2,148,620)     $  5,261,753     $ (5,010,025)
====================================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED) AND YEAR ENDED MARCH 31, 2004
----------------------------------------------------------------------------------------------------
                                           GINNIE MAE                       GOVERNMENT BOND
----------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS           SEPT. 30, 2004   MARCH 31, 2004     SEPT. 30, 2004   MARCH 31, 2004
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income            $   26,566,571   $   53,033,625      $  5,709,875    $  14,543,140
------------------------------
Net realized gain (loss)              1,120,553       14,487,357        (5,189,419)      14,120,081
------------------------------
Change in net
unrealized appreciation             (11,845,293)     (25,526,185)       (2,669,076)     (16,138,592)
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                      15,841,831       41,994,797        (2,148,620)      12,524,629
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net  investment income:
------------------------------
  Investor Class                    (36,903,631)     (85,987,626)       (5,428,548)     (13,905,575)
------------------------------
  Advisor Class                      (1,325,041)      (3,009,151)         (485,595)      (1,047,833)
------------------------------
  C Class                              (184,200)        (205,440)               --               --
------------------------------
From net realized gains:
------------------------------
  Investor Class                             --               --                --      (12,736,151)
------------------------------
  Advisor Class                              --               --                --       (1,042,497)
----------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                  (38,412,872)     (89,202,217)       (5,914,143)     (28,732,056)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
Net decrease in net
assets from capital
share transactions                  (96,928,233)    (387,867,574)      (20,757,077)    (105,493,796)
----------------------------------------------------------------------------------------------------

NET DECREASE
IN NET ASSETS                      (119,499,274)    (435,074,994)      (28,819,840)    (121,701,223)

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period               1,746,359,551    2,181,434,545       513,187,682      634,888,905
----------------------------------------------------------------------------------------------------
End of period                    $1,626,860,277   $1,746,359,551      $484,367,842    $ 513,187,682
====================================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED) AND YEAR ENDED MARCH 31, 2004
----------------------------------------------------------------------------------------------------
                                     INFLATION-ADJUSTED BOND             SHORT-TERM GOVERNMENT
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS                    SEPT. 30, 2004   MARCH 31, 2004     SEPT. 30, 2004   MARCH 31, 2004
----------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income              $ 18,627,518     $ 16,508,436    $    9,025,722   $   15,603,999
------------------------------
Net realized gain (loss)             (2,249,024)       2,542,731        (7,041,104)       2,981,522
------------------------------
Change in net unrealized
appreciation (depreciation)         (11,116,741)      27,498,849        (6,994,643)      (4,266,637)
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                       5,261,753       46,550,016        (5,010,025)      14,318,884
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net  investment income:
------------------------------
  Investor Class                    (13,783,489)     (13,056,523)       (9,110,643)     (16,310,386)
------------------------------
  Institutional Class                (1,520,455)      (1,510,496)               --               --
------------------------------
  Advisor Class                      (3,390,837)      (1,941,417)         (403,376)        (859,194)
------------------------------
From net realized gains:
------------------------------
  Investor Class                             --       (2,759,214)               --               --
------------------------------
  Institutional Class                        --         (313,466)               --               --
------------------------------
  Advisor Class                              --         (509,299)               --               --
----------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                  (18,694,781)     (20,090,415)       (9,514,019)     (17,169,580)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                  136,993,822      193,865,123       (32,576,864)      21,148,230
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                       123,560,794      220,324,724       (47,100,908)      18,297,534

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                 648,508,730      428,184,006     1,043,811,807    1,025,514,273
----------------------------------------------------------------------------------------------------
End of period                      $772,069,524     $648,508,730    $  996,710,899   $1,043,811,807
====================================================================================================

Accumulated net
investment loss                        $(67,263)              --                --               --
====================================================================================================

See Notes to Financial Statements.

------

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Ginnie Mae Fund (Ginnie Mae), Government
Bond Fund (Government Bond), Inflation-Adjusted Bond Fund (Inflation-Adjusted),
and Short-Term Government Fund (Short-Term Government) (collectively, the funds)
are four funds in a series issued by the trust. The funds are diversified under the 1940 Act.

Ginnie Mae seeks high current income while maintaining liquidity and safety of principal by investing primarily in Government National Mortgage Association securities. Government Bond seeks high current income and intends to pursue this objective by investing in securities, including mortgage-backed securities, issued or guaranteed by the U.S. government and its agencies and instrumentalities. Inflation-Adjusted seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities issued by the U.S. Treasury, by other U.S. government agencies and instrumentalities, and by other non-U.S. government entities such as U.S.
corporations. In addition, Inflation-Adjusted also may invest in U.S. Treasury,
U.S. government agency or other non-U.S. government securities that are not indexed to inflation for liquidity and total return, if the fund managers believe there is an inadequate supply of appropriate inflation-indexed securities in which to invest or when such investments are required as a temporary defensive measure. Short-Term Government seeks high current income while maintaining safety of principal. Short-Term Government intends to pursue its objective by investing in U.S. government securities, including U.S.
Treasury securities and other securities issued or guaranteed by the U.S.
government and its agencies and instrumentalities. Short-Term Government may also invest up to 20% of its total assets in investment-grade debt securities, including debt securities of U.S. companies and non-U.S. government mortgage-backed, asset-backed and other fixed-income securities. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Ginnie Mae is authorized to issue the Investor Class, the
Advisor Class, and the C Class. Government Bond and Short-Term Government are
authorized to issue the Investor Class and the Advisor Class. Inflation-Adjusted
is authorized to issue the Investor Class, the Institutional Class, and the
Advisor Class. The C Class may be subject to a contingent deferred sales charge.
The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the investment manager, American Century Investment
Management, Inc. (ACIM) determines that the current market price of a security owned by a non-money market fund is not readily available, the investment manager may determine its fair value in accordance with procedures adopted by the Board of Trustees if such fair value determination would materially impact a fund's net asset value. Valuations may not be readily available if, for example:
an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock Exchange) that was likely to have changed the value of the security; a security has been declared in default; trading in a security has been halted during the trading day; or the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- Government Bond, Inflation-Adjusted and Short-Term
Government may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income. Government Bond,
Inflation-Adjusted and Short-Term Government continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage their exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

SWAP AGREEMENTS -- The funds may enter into a swap agreement in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible. A swap agreement is a contract in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The funds will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. Swap agreements are valued daily and changes in value, including the periodic amounts of interest to be paid or received on swaps are recorded as unrealized appreciation (depreciation). Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meets its obligations, and that there may be unfavorable changes in the underlying investments and instruments.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost.
Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the funds may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price. The funds account for "roll" transactions as purchases and sales; as such these transactions may increase portfolio turnover.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the funds are declared daily and paid monthly. Distributions from net realized gains for the funds, if any, are generally declared and paid annually.

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment manager that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee for Ginnie Mae and Short-Term Government range from 0.2425% to 0.3600%, and for Government Bond and Inflation-Adjusted range from 0.1625% to 0.2800%. The rates for the Complex Fee (Investor and C Classes) for the funds range from
0.2500% to 0.3100%. The Institutional Class and the Advisor Class is 0.2000% and
0.2500% less at each point within the Complex Fee range, respectively.

The effective annual management fees for the funds for the six months ended
September 30, 2004, were as follows:

--------------------------------------------------------------------------------
                                        GOVERNMENT     INFLATION-     SHORT-TERM
                        GINNIE MAE         BOND         ADJUSTED      GOVERNMENT
--------------------------------------------------------------------------------
Investor Class             0.58%           0.50%          0.50%          0.58%
--------------------------------------------------------------------------------
Institutional Class         N/A             N/A           0.30%           N/A
--------------------------------------------------------------------------------
Advisor Class              0.33%           0.25%          0.25%          0.33%
--------------------------------------------------------------------------------
C Class                    0.58%            N/A            N/A            N/A
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class and a Master
Distribution and Individual Shareholder Services Plan for the C Class
(collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                       ADVISOR                     C
--------------------------------------------------------------------------------
Distribution Fee                        0.25%                    0.75%
--------------------------------------------------------------------------------
Service Fee                             0.25%                    0.25%
--------------------------------------------------------------------------------

The fees are computed and accrued daily based on each class's daily net assets, and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class shares. Fees incurred under the plans during the six months ended September 30, 2004, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services Corporation. An officer and an interested trustee of these entities are officers of unrelated entities and those unrelated entities own greater than 5%
of the outstanding shares of Short-Term Government.

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The funds have a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
Government Bond, Inflation-Adjusted and Short-Term Government have a securities lending agreement with JPMCB. JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended September 30, 2004, were as follows:

----------------------------------------------------------------------------------------------------
                                                    GOVERNMENT          INFLATION-       SHORT-TERM
                                    GINNIE MAE         BOND              ADJUSTED        GOVERNMENT
----------------------------------------------------------------------------------------------------
PURCHASES
----------------------------------------------------------------------------------------------------
U.S. Treasury & Government
Agency Obligations                $2,526,550,806   $1,518,836,861      $402,446,688     $968,181,580
----------------------------------------------------------------------------------------------------
Investment securities other
than U.S. Treasury &
Government Agency Obligations                 --               --                --       $6,660,219
----------------------------------------------------------------------------------------------------
PROCEEDS FROM SALES
----------------------------------------------------------------------------------------------------
U.S. Treasury & Government
Agency Obligations                $2,743,552,338   $1,547,575,677      $272,432,868     $973,936,561
----------------------------------------------------------------------------------------------------
Investment securities other
than U.S. Treasury &
Government Agency Obligations                 --               --                --      $54,033,321
----------------------------------------------------------------------------------------------------

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):
----------------------------------------------------------------------------------------------------
                                                   GINNIE MAE                    GOVERNMENT BOND
----------------------------------------------------------------------------------------------------
                                         SHARES          AMOUNT          SHARES           AMOUNT
----------------------------------------------------------------------------------------------------
INVESTOR CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2004
-----------------------------------
Sold                                    9,436,996    $  98,519,278      3,471,011      $ 37,185,509
-----------------------------------
Issued in reinvestment
of distributions                        2,963,246       30,888,953        448,356         4,786,518
-----------------------------------
Redeemed                              (21,920,386)    (228,204,864)    (6,049,555)      (64,509,425)
----------------------------------------------------------------------------------------------------
Net decrease                           (9,520,144)   $ (98,796,633)    (2,130,188)     $(22,537,398)
====================================================================================================
YEAR ENDED MARCH 31, 2004
-----------------------------------
Sold                                   29,296,390    $ 312,730,806      8,881,624    $   98,433,750
-----------------------------------
Issued in reinvestment
of distributions                        6,822,760       72,634,416      2,177,547        23,787,166
-----------------------------------
Redeemed                              (71,706,268)    (763,460,507)   (20,744,632)     (229,609,897)
----------------------------------------------------------------------------------------------------
Net decrease                          (35,587,118)   $(378,095,285)    (9,685,461)    $(107,388,981)
====================================================================================================
ADVISOR CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2004
-----------------------------------
Sold                                    1,089,964     $ 11,400,640      1,125,725      $ 12,029,046
-----------------------------------
Issued in reinvestment
of distributions                          118,804        1,238,374         43,951           469,344
-----------------------------------
Redeemed                               (1,360,678)     (14,177,462)    (1,000,967)      (10,718,069)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                  (151,910)    $ (1,538,448)       168,709      $  1,780,321
====================================================================================================
YEAR ENDED MARCH 31, 2004
-----------------------------------
Sold                                    2,625,690     $ 28,012,479      4,482,165      $ 49,523,409
-----------------------------------
Issued in reinvestment
of distributions                          274,801        2,924,969        180,684         1,972,187
-----------------------------------
Redeemed                               (4,130,203)     (44,011,186)    (4,487,094)      (49,600,411)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                (1,229,712)    $(13,073,738)       175,755      $  1,895,185
====================================================================================================
C CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2004
-----------------------------------
Sold                                      405,419       $4,236,094            N/A               N/A
-----------------------------------
Issued in reinvestment
of distributions                           15,720          163,924
-----------------------------------
Redeemed                                  (95,352)        (993,170)
----------------------------------------------------------------------------------------------------
Net increase                              325,787       $3,406,848
====================================================================================================
YEAR ENDED MARCH 31, 2004
-----------------------------------
Sold                                      708,330      $ 7,555,705            N/A               N/A
-----------------------------------
Issued in reinvestment
of distributions                           16,388          174,469
-----------------------------------
Redeemed                                 (414,809)      (4,428,725)
----------------------------------------------------------------------------------------------------
Net increase                              309,909      $ 3,301,449
====================================================================================================

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

----------------------------------------------------------------------------------------------------
                                           INFLATION-ADJUSTED             SHORT-TERM GOVERNMENT
----------------------------------------------------------------------------------------------------
                                         SHARES          AMOUNT          SHARES           AMOUNT
----------------------------------------------------------------------------------------------------
INVESTOR CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2004
-----------------------------------
Sold                                   13,460,512     $149,241,221      3,405,401      $ 32,511,995
-----------------------------------
Issued in reinvestment
of distributions                          940,102       10,283,155        916,443         8,736,050
-----------------------------------
Redeemed                               (7,832,241)     (85,929,498)    (7,963,645)      (75,958,535)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                 6,568,373     $ 73,594,878     (3,641,801)     $(34,710,490)
====================================================================================================
YEAR ENDED MARCH 31, 2004
-----------------------------------
Sold                                   31,539,007    $ 348,830,266     26,315,461     $ 253,557,969
-----------------------------------
Issued in reinvestment
of distributions                        1,260,133       13,875,126      1,614,311        15,575,295
-----------------------------------
Redeemed                              (23,002,647)    (251,584,892)   (23,563,186)     (227,295,141)
----------------------------------------------------------------------------------------------------
Net increase                            9,796,493    $ 111,120,500      4,366,586     $  41,838,123
====================================================================================================
INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2004
-----------------------------------
Sold                                      816,267     $  8,982,204            N/A               N/A
-----------------------------------
Issued in reinvestment
of distributions                          133,111        1,455,911
-----------------------------------
Redeemed                                 (928,322)     (10,186,354)
----------------------------------------------------------------------------------------------------
Net increase                               21,056     $    251,761
====================================================================================================
YEAR ENDED MARCH 31, 2004
-----------------------------------
Sold                                    2,835,280     $ 31,469,775            N/A               N/A
-----------------------------------
Issued in reinvestment
of distributions                          163,059        1,796,888
-----------------------------------
Redeemed                               (1,244,834)     (13,790,831)
----------------------------------------------------------------------------------------------------
Net increase                            1,753,505     $ 19,475,832
====================================================================================================
ADVISOR CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2004
-----------------------------------
Sold                                    7,218,209     $ 79,383,429      1,418,742      $ 13,559,108
-----------------------------------
Issued in reinvestment
of distributions                          301,774        3,302,917         42,191           402,177
-----------------------------------
Redeemed                               (1,771,972)     (19,539,163)    (1,240,461)      (11,827,659)
----------------------------------------------------------------------------------------------------
Net increase                            5,748,011     $ 63,147,183        220,472      $  2,133,626
====================================================================================================
YEAR ENDED MARCH 31, 2004
-----------------------------------
Sold                                    7,460,654     $ 82,713,321      3,666,339      $ 35,362,589
-----------------------------------
Issued in reinvestment
of distributions                          217,776        2,405,374         88,891           857,818
-----------------------------------
Redeemed                               (1,987,114)     (21,849,904)    (5,903,050)      (56,910,300)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                 5,691,316     $ 63,268,791     (2,147,820)     $(20,689,893)
====================================================================================================

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

5. SECURITIES LENDING

As of September 30, 2004, the funds had no securities on loan. In the case of securities lending transactions, JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account.
Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $650,000,000 unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended September 30,
2004.

7. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of paydown losses, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. Reclassifications between income and realized gains relate primarily to the character of paydown gains and losses.

As of September 30, 2004, the components of investments for federal income tax purposes were as follows:

----------------------------------------------------------------------------------------------------
                                                  GOVERNMENT        INFLATION-         SHORT-TERM
                               GINNIE MAE            BOND            ADJUSTED          GOVERNMENT
----------------------------------------------------------------------------------------------------
Federal tax cost
of investments               $1,801,455,083      $658,359,448      $767,519,003      $1,076,070,455
====================================================================================================
Gross tax appreciation
of investments                  $21,420,946        $3,750,305       $39,850,670         $ 2,467,880
-----------------------
Gross tax depreciation
of investments                   (2,972,537)         (951,754)         (101,512)         (3,163,757)
----------------------------------------------------------------------------------------------------
Net tax appreciation
(depreciation)
of investments                  $18,448,409        $2,798,551       $39,749,158          $ (695,877)
====================================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

7. FEDERAL TAX INFORMATION (CONTINUED)

Following are the capital loss carryovers and capital loss deferral amounts as of March 31, 2004:

----------------------------------------------------------------------------------------------------
                                                  GOVERNMENT        INFLATION-         SHORT-TERM
                               GINNIE MAE            BOND            ADJUSTED          GOVERNMENT
----------------------------------------------------------------------------------------------------
Accumulated capital losses     $(31,390,806)               --                --        $(19,728,120)
----------------------------------------------------------------------------------------------------
Capital loss deferral           $(2,969,891)               --                --           $(297,911)
----------------------------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

----------------------------------------------------------------------------------------------------
                   2005          2007          2008            2009          2011          2012
----------------------------------------------------------------------------------------------------
Ginnie Mae     $(1,605,619)          --     $(7,179,913)     $(255,936)   $(285,414)   $(22,063,924)
----------------------------------------------------------------------------------------------------
Short-Term
Government              --    $(157,838)   $(15,891,898)   $(3,678,384)          --              --
----------------------------------------------------------------------------------------------------

The capital loss deferrals represent net capital losses incurred in the five-month period ended March 31, 2004. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

------

Ginnie Mae - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                          INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                2004(1)      2004        2003        2002        2001        2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $10.61      $10.85      $10.58      $10.63      $10.16      $10.62
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income         0.17(2)     0.29(2)     0.48(2)     0.58(2)      0.68        0.67
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        (0.06)      (0.04)       0.35       (0.01)       0.47       (0.46)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.11        0.25        0.83        0.57        1.15        0.21
----------------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.24)      (0.49)      (0.56)      (0.62)      (0.68)      (0.67)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $10.48      $10.61      $10.85      $10.58      $10.63      $10.16
====================================================================================================
  TOTAL RETURN(3)                1.12%       2.43%       8.03%       5.43%      11.70%       2.01%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.58%(4)      0.59%       0.59%       0.59%       0.59%       0.59%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                     3.25%(4)      2.77%       4.46%       5.42%       6.57%       6.42%
-------------------------
Portfolio Turnover Rate          148%        356%        356%        218%        143%        133%
-------------------------
Net Assets, End of Period
(in thousands)                $1,556,350  $1,676,815  $2,100,358  $1,699,876  $1,358,978  $1,240,003
----------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) Computed using the average shares outstanding.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Ginnie Mae - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                           ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                2004(1)      2004        2003        2002        2001        2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $10.61      $10.85      $10.58      $10.63      $10.16      $10.62
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income         0.16(2)     0.27(2)     0.46(2)     0.55(2)      0.65        0.64
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        (0.06)      (0.04)       0.35       (0.01)       0.47       (0.46)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.10        0.23        0.81        0.54        1.12        0.18
----------------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.23)      (0.47)      (0.54)      (0.59)      (0.65)      (0.64)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $10.48      $10.61      $10.85      $10.58      $10.63      $10.16
====================================================================================================
  TOTAL RETURN(3)                0.99%       2.18%       7.76%       5.17%      11.42%       1.76%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.83%(4)      0.84%       0.84%       0.84%       0.84%       0.84%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                     3.00%(4)      2.52%       4.21%       5.17%       6.32%       6.17%
-------------------------
Portfolio Turnover Rate          148%        356%        356%        218%        143%        133%
-------------------------
Net Assets, End of Period
(in thousands)                  $58,941     $61,288     $75,999     $42,675     $28,102     $13,080
----------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) Computed using the average shares outstanding.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Ginnie Mae - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                     C CLASS
--------------------------------------------------------------------------------
                                  2004(1)       2004         2003        2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period               $10.61       $10.85       $10.57       $10.63
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(3)         0.12         0.22         0.40         0.37
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          (0.06)       (0.05)        0.36        (0.02)
--------------------------------------------------------------------------------
  Total From
  Investment Operations            0.06         0.17         0.76         0.35
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income               (0.19)       (0.41)       (0.48)       (0.41)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $10.48       $10.61       $10.85       $10.57
================================================================================
  TOTAL RETURN(4)                  0.61%        1.60%        7.23%        3.41%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       1.58%(5)       1.42%        1.33%      1.34%(5)
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                       2.25%(5)       1.94%        3.72%      4.51%(5)
--------------------------
Portfolio Turnover Rate            148%         356%         356%        218%(6)
--------------------------
Net Assets, End of Period
(in thousands)                    $11,570      $8,257       $5,078        $806
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) June 15, 2001 (commencement of sale) through March 31, 2002.

(3) Computed using the average shares outstanding.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    as calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------

Government Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                          INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                2004(1)      2004        2003        2002        2001        2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $10.93      $11.25      $10.60      $10.76      $10.03      $10.45
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income         0.13(2)     0.28(2)      0.38        0.48        0.55        0.53
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        (0.16)      (0.02)       0.99       (0.16)       0.73       (0.37)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations         (0.03)       0.26        1.37        0.32        1.28        0.16
----------------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.13)      (0.29)      (0.38)      (0.48)      (0.55)      (0.53)
-------------------------
  From Net
  Realized Gains                  --        (0.29)      (0.34)        --          --        (0.05)
----------------------------------------------------------------------------------------------------
  Total Distributions           (0.13)      (0.58)      (0.72)      (0.48)      (0.55)      (0.58)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $10.77      $10.93      $11.25      $10.60      $10.76      $10.03
====================================================================================================
  TOTAL RETURN(3)               (0.25)%      2.42%      13.17%       3.01%      13.17%       1.51%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.50%(4)      0.51%       0.51%       0.51%       0.51%       0.51%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                     2.35%(4)      2.56%       3.34%       4.45%       5.37%       5.11%
-------------------------
Portfolio Turnover Rate          335%        376%        229%        164%        108%        171%
-------------------------
Net Assets, End of Period
(in thousands)                 $438,092    $468,052    $590,433    $421,312    $391,306    $329,995
----------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) Computed using the average shares outstanding.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Government Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                           ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                2004(1)      2004        2003        2002        2001        2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $10.93      $11.25      $10.60      $10.76      $10.03      $10.45
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income         0.11(2)     0.25(2)      0.35        0.46        0.53        0.50
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        (0.15)      (0.02)       0.99       (0.16)       0.73       (0.37)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations         (0.04)       0.23        1.34        0.30        1.26        0.13
----------------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.12)      (0.26)      (0.35)      (0.46)      (0.53)      (0.50)
-------------------------
  From Net
  Realized Gains                  --        (0.29)      (0.34)        --          --        (0.05)
----------------------------------------------------------------------------------------------------
  Total Distributions           (0.12)      (0.55)      (0.69)      (0.46)      (0.53)      (0.55)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $10.77      $10.93      $11.25      $10.60      $10.76      $10.03
====================================================================================================
  TOTAL RETURN(3)               (0.37)%      2.16%      12.89%       2.75%      12.89%       1.25%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.75%(4)      0.76%       0.76%       0.76%       0.76%       0.76%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                     2.10%(4)      2.31%       3.09%       4.20%       5.12%       4.86%
-------------------------
Portfolio Turnover Rate          335%        376%        229%        164%        108%        171%
-------------------------
Net Assets, End of Period
(in thousands)                  $46,276     $45,136     $44,456     $42,285     $9,898      $11,689
----------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) Computed using the average shares outstanding.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Inflation-Adjusted Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                          INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                2004(1)      2004        2003        2002        2001        2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $11.45      $10.86       $9.89       $9.87       $9.41       $9.48
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income          0.30        0.39        0.48        0.38        0.67        0.58
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        (0.26)       0.67        1.12        0.02        0.46       (0.07)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.04        1.06        1.60        0.40        1.13        0.51
----------------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.30)      (0.39)      (0.48)      (0.38)      (0.67)      (0.58)
-------------------------
  From Net
  Realized Gains                  --        (0.08)      (0.15)       --(2)        --          --
----------------------------------------------------------------------------------------------------
  Total Distributions           (0.30)      (0.47)      (0.63)      (0.38)      (0.67)      (0.58)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $11.19      $11.45      $10.86       $9.89       $9.87       $9.41
====================================================================================================
  TOTAL RETURN(3)                0.45%      10.04%      16.42%       4.16%      12.62%       5.52%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.50%(4)      0.50%       0.51%       0.51%       0.51%       0.51%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                     5.34%(4)      3.50%       4.20%       3.12%       6.75%       6.06%
-------------------------
Portfolio Turnover Rate           40%         54%        136%         40%         39%         52%
-------------------------
Net Assets, End of Period
(in thousands)                 $546,072    $483,353    $352,315    $185,518     $57,577     $18,610
----------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Inflation-Adjusted Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                     INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                              2004(1)       2004        2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $11.45       $10.86       $10.84
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income                        0.31         0.41         0.20
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                      (0.26)        0.67         0.17
--------------------------------------------------------------------------------
  Total From Investment Operations             0.05         1.08         0.37
--------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income                  (0.31)       (0.41)       (0.20)
------------------------------------
  From Net Realized Gains                       --         (0.08)       (0.15)
--------------------------------------------------------------------------------
  Total Distributions                         (0.31)       (0.49)       (0.35)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                $11.19       $11.45       $10.86
================================================================================
  TOTAL RETURN(3)                              0.54%       10.24%        3.53%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                        0.30%(4)       0.30%      0.31%(4)
------------------------------------
Ratio of Net Investment Income
to Average Net Assets                        5.54%(4)       3.70%      3.80%(4)
------------------------------------
Portfolio Turnover Rate                         40%          54%        136%(5)
------------------------------------
Net Assets, End of Period
(in thousands)                                $55,089      $56,103      $34,196
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) October 1, 2002 (commencement of sale) through March 31, 2003.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------

Inflation-Adjusted Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                           ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                2004(1)      2004        2003        2002        2001        2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $11.45      $10.86       $9.89       $9.87       $9.41       $9.48
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income          0.29        0.36        0.45        0.36        0.65        0.56
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        (0.26)       0.67        1.12        0.02        0.46       (0.07)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.03        1.03        1.57        0.38        1.11        0.49
----------------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.29)      (0.36)      (0.45)      (0.36)      (0.65)      (0.56)
-------------------------
  From Net
  Realized Gains                  --        (0.08)      (0.15)       --(2)        --          --
----------------------------------------------------------------------------------------------------
  Total Distributions           (0.29)      (0.44)      (0.60)      (0.36)      (0.65)      (0.56)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $11.19      $11.45      $10.86       $9.89       $9.87       $9.41
====================================================================================================
  TOTAL RETURN(3)                0.34%       9.78%      16.13%       3.88%      12.35%       5.26%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.75%(4)      0.75%       0.76%       0.76%       0.76%       0.76%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                     5.09%(4)      3.25%       3.95%       2.87%       6.50%       5.81%
-------------------------
Portfolio Turnover Rate           40%         54%        136%         40%         39%         52%
-------------------------
Net Assets, End of Period
(in thousands)                 $170,909    $109,053     $41,673     $9,613      $1,079       $178
----------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) Per-share amount is less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Short-Term Government - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                          INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                2004(1)      2004        2003        2002        2001        2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $9.66       $9.69       $9.46       $9.47       $9.19       $9.47
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income         0.09(2)     0.15(2)      0.29        0.45        0.54        0.52
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        (0.13)      (0.02)       0.23       (0.01)       0.28       (0.28)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations         (0.04)       0.13        0.52        0.44        0.82        0.24
----------------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.09)      (0.16)      (0.29)      (0.45)      (0.54)      (0.52)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $9.53       $9.66       $9.69       $9.46       $9.47       $9.19
====================================================================================================
  TOTAL RETURN(3)               (0.41)%      1.40%       5.52%       4.68%       9.25%       2.51%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.58%(4)      0.59%       0.59%       0.59%       0.59%       0.59%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                     1.78%(4)      1.54%       2.96%       4.67%       5.87%       5.48%
-------------------------
Portfolio Turnover Rate          124%        232%        185%        165%         92%        323%
-------------------------
Net Assets, End of Period
(in thousands)                 $948,129    $996,677    $957,413    $832,199    $797,718    $762,363
----------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) Computed using the average shares outstanding.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Short-Term Government - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                           ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                2004(1)      2004        2003        2002        2001        2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $9.66       $9.69       $9.46       $9.47       $9.19       $9.47
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income         0.07(2)     0.13(2)      0.26        0.42        0.52        0.49
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        (0.12)      (0.02)       0.23       (0.01)       0.28       (0.28)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations         (0.05)       0.11        0.49        0.41        0.80        0.21
----------------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.08)      (0.14)      (0.26)      (0.42)      (0.52)      (0.49)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $9.53       $9.66       $9.69       $9.46       $9.47       $9.19
====================================================================================================
  TOTAL RETURN(3)               (0.54)%      1.15%       5.26%       4.42%       8.98%       2.26%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.83%(4)      0.84%       0.84%       0.84%       0.84%       0.84%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                     1.53%(4)      1.29%       2.71%       4.42%       5.62%       5.23%
-------------------------
Portfolio Turnover Rate          124%        232%        185%        165%         92%        323%
-------------------------
Net Assets, End of Period
(in thousands)                  $48,582     $47,135     $68,102     $36,430     $4,334       $461
----------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) Computed using the average shares outstanding.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Share Class Information

Three classes of shares are authorized for sale by Ginnie Mae: Investor Class,
Advisor Class, and C Class. Two classes of shares are authorized for sale by
Government Bond and Short-Term Government: Investor Class and Advisor Class.
Three classes of shares are authorized for sale by Inflation-Adjusted Bond:
Investor Class, Institutional Class, and Advisor Class. The total expense ratios of Advisor and C Class shares are higher than that of Investor Class shares. The total expense ratio of Institutional Class shares is lower than that of Investor
Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment manager voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

                                                                    (continued)

------

Additional Information

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q for periods ending on or after July 9, 2004. The funds' Forms
N-Q are available on the SEC's Web site at sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the
operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling 1-800-345-2021.

------

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The CITIGROUP 30-YEAR GNMA INDEX is comprised of Government National Mortgage
Association (GNMA) mortgage-backed securities with an aggregate amount outstanding per coupon of at least $5 billion, an aggregate amount outstanding per origination year of at least $500 million, and a remaining maturity of at least one year.

The CITIGROUP TREASURY/MORTGAGE INDEX is comprised of U.S. Treasury securities with an amount outstanding of at least $1 billion, and mortgage-backed securities with an aggregate amount outstanding per coupon of at least $5 billion and an aggregate amount outstanding per origination year of at least
$500 million. Both the U.S. Treasury and the mortgage-backed securities included in the index must have a remaining maturity of at least one year.

The CITIGROUP U.S. INFLATION-LINKED SECURITIES INDEX (ILSI)(SM) measures the
Return of bonds with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index (CPI).

The CITIGROUP U.S. TREASURY/AGENCY 1- TO 3-YEAR INDEX is a
market-capitalization-weighted index that includes fixed-rate U.S. Treasury and government agency issues with maturities between one and three years.

The CITIGROUP U.S. TREASURY 10+ YEAR INDEX is a market-capitalization-weighted index that includes fixed-rate U.S. Treasury issues with maturities of 10 years or longer.

The LEHMAN BROTHERS FIXED RATE MORTGAGE BACKED SECURITIES (MBS) INDEX is the MBS
Fixed-Rate component of the Lehman Brothers U.S. Aggregate Index. It covers the mortgage-backed pass-through securities of the Government National Mortgage
Association (GNMA), the Federal National Mortgage Association (FNMA), and the
Federal Home Loan Mortgage Corporation (FHLMC).

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The MORTGAGE BANKERS ASSOCIATION REFINANCING INDEX is a gauge of mortgage refinancing activity that covers all U.S. mortgage applications to refinance an existing mortgage. The index includes conventional and government refinances, regardless of producer coupon rate refinanced into or out of.

------

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY GOVERNMENT INCOME TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

                                                                   PRSRT STD
American Century Investments                                   U.S. POSTAGE PAID
P.O. Box 419200                                                AMERICAN CENTURY
Kansas City, MO 64141-6200                                         COMPANIES

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Services Corporation.

0411                                  American Century Investment Services, Inc.
SH-SAN-40414S                      (c)2004 American Century Services Corporation

[front cover]

SEPTEMBER 30, 2004

American Century Investments
Semiannual Report

[photos]

Capital Preservation Fund
Government Agency Money Market Fund

                                 [american century logo and text logo (reg.tm)]

[inside front cover]

Table of Contents

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .1

CAPITAL PRESERVATION

GOVERNMENT AGENCY MONEY MARKET

FINANCIAL STATEMENTS

OTHER INFORMATION
Share Class Information . . . . . . . . . . . . . . . . . . . . . . . . . . .19
Additional Information . . . . . . . . . . . . . . . . . . . . . . . . . . . 20

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

To help you monitor your investment, we are pleased to provide the semiannual report for the Capital Preservation and Government Agency Money Market funds for the six months ended September 30, 2004.

You'll find details about your fund's return and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.
We also have many resources available in the Education & Planning section of our site to help you with your investment strategy.

Your next shareholder report for these funds will be the annual report dated
March 30, 2005, available in approximately six months.

We remain committed to our guiding belief that the ultimate measure of our performance is our customers' success. Thank you for investing with us.

Sincerely,

      /s/James E. Stowers, Jr.

      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III

      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

------
1

Capital Preservation - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2004
                                         ----------------------
                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                                       INCEPTION
                           1 YEAR        5 YEARS       10 YEARS           DATE
--------------------------------------------------------------------------------
INVESTOR CLASS              0.62%         2.61%          3.75%          10/13/72
--------------------------------------------------------------------------------
90-DAY U.S.
TREASURY BILL INDEX         1.11%         2.83%          3.97%             --
--------------------------------------------------------------------------------
LIPPER U.S. TREASURY
MONEYMARKET FUNDS
AVERAGE RETURN              0.38%         2.35%          3.57%             --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 9/30/04(1)           8 of 89       9 of 71       10 of 55            --
--------------------------------------------------------------------------------

(1) Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/04               3/31/04
--------------------------------------------------------------------------------
1-30 days                                    16%                   19%
--------------------------------------------------------------------------------
31-90 days                                   36%                   31%
--------------------------------------------------------------------------------
91-180 days                                  41%                   34%
--------------------------------------------------------------------------------
More than 180 days                            7%                   16%
--------------------------------------------------------------------------------

YIELDS AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
   7-DAY CURRENT YIELD
--------------------------------------------------------------------------------
                                                     1.06%
--------------------------------------------------------------------------------
   7-DAY EFFECTIVE YIELD
--------------------------------------------------------------------------------
                                                     1.06%
--------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------
2

Capital Preservation - Portfolio Commentary

PORTFOLIO MANAGER: LYNN PASCHEN

PERFORMANCE SUMMARY

For the six months ended September 30, 2004, Capital Preservation's total return of 0.35% ranked in the top 13% of Lipper Inc.'s U.S. Treasury money market funds category (#12 out of 93 funds). Over the long term, the fund has produced consistently similar results--Capital Preservation's one-year return ranked in the top 10% of its Lipper category, its five-year return ranked in the top 13%, and its 10-year return ranked in the top 19% of the Lipper group. (See the previous page for additional performance information.)

ECONOMIC AND MARKET REVIEW

Economic data was mixed during the six-month period. The news was initially positive as job growth increased sharply and retail sales surged in the second quarter of the year. In the latter part of the period, however, evidence of moderating economic growth appeared, including slowing manufacturing activity and a drop in consumer confidence. Soaring oil and commodity prices also served as a drag on the economy.

Nonetheless, the U.S. economy grew at an annualized rate of more than 3% during the six-month period, higher than the average annual growth rate over the past
30 years. Beginning in June, the Federal Reserve embarked on a series of short-term interest rate increases. The Fed raised rates by a quarter-point three times during the period, boosting the federal funds rate target from a
46-year low of 1% to 1.75%--its highest level in two years.

Treasury money market yields tracked the Fed's rate-raising activity--the three-month Treasury bill yield rose from 0.93% to 1.68% during the six-month period.

PORTFOLIO STRATEGY

Capital Preservation's seven-day current yield increased from 0.56% at the beginning of the six-month period to 1.06% as of September 30, 2004. Unlike yields in the Treasury money market, the fund's yield does not immediately reflect Fed rate hikes; the yield increases gradually as existing securities in the portfolio mature and are replaced by new, higher-yielding securities.
Consequently, the Fed's last rate increase on September 21 was not fully reflected in Capital Preservation's yield by the end of the period. It's also worth remembering that the fund's yield is impacted by expenses.

------
3

Capital Preservation - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. TREASURY BILLS(1) -- 46.0%

      $100,000,000  U.S. Treasury Bills, 1.11%,
                    10/7/04                                      $   99,980,541
--------------------------------------------------------------------------------
       150,000,000  U.S. Treasury Bills, 1.22%,
                    10/21/04                                        149,898,541
--------------------------------------------------------------------------------
        50,000,000  U.S. Treasury Bills, 1.14%,
                    10/28/04                                         49,957,438
--------------------------------------------------------------------------------
        50,000,000  U.S. Treasury Bills, 1.37%,
                    11/12/04                                         49,920,302
--------------------------------------------------------------------------------
       150,000,000  U.S. Treasury Bills, 1.42%,
                    11/18/04                                        149,715,501
--------------------------------------------------------------------------------
        50,000,000  U.S. Treasury Bills, 1.58%,
                    12/16/04                                         49,830,373
--------------------------------------------------------------------------------
       100,000,000  U.S. Treasury Bills, 1.67%,
                    1/6/05                                           99,541,944
--------------------------------------------------------------------------------
        50,000,000  U.S. Treasury Bills, 1.73%,
                    1/13/05                                          49,745,778
--------------------------------------------------------------------------------
        75,000,000  U.S. Treasury Bills, 1.74%,
                    1/20/05                                          74,598,319
--------------------------------------------------------------------------------
        75,000,000  U.S. Treasury Bills, 1.82%,
                    2/3/05                                           74,527,344
--------------------------------------------------------------------------------
        75,000,000  U.S. Treasury Bills, 1.68%,
                    2/10/05                                          74,537,313
--------------------------------------------------------------------------------
       150,000,000  U.S. Treasury Bills, 1.70%,
                    2/17/05                                         149,017,347
--------------------------------------------------------------------------------
        25,000,000  U.S. Treasury Bills, 1.77%,
                    2/24/05                                          24,820,795
--------------------------------------------------------------------------------
        25,000,000  U.S. Treasury Bills, 1.74%,
                    3/3/05                                           24,815,125
--------------------------------------------------------------------------------
        25,000,000  U.S. Treasury Bills, 1.86%,
                    3/10/05                                          24,793,333
--------------------------------------------------------------------------------
        25,000,000  U.S. Treasury Bills, 1.84%,
                    3/17/05                                          24,787,133
--------------------------------------------------------------------------------
       100,000,000  U.S. Treasury Bills, 1.89%,
                    3/24/05                                          99,088,917
--------------------------------------------------------------------------------
        50,000,000  U.S. Treasury Bills, 1.95%,
                    3/31/05                                          49,509,540
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY BILLS                                         1,319,085,584
--------------------------------------------------------------------------------
U.S. TREASURY BONDS AND NOTES(1) -- 14.2%

        25,000,000  U.S. Treasury Bonds,
                    11.625%, 11/15/04                                25,318,737
--------------------------------------------------------------------------------
       100,000,000  U.S. Treasury Notes,
                    2.125%, 10/31/04                                100,083,280
--------------------------------------------------------------------------------
        35,000,000  U.S. Treasury Notes,
                    5.875%, 11/15/04                                 35,190,411
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 75,000,000  U.S. Treasury Notes,
                    7.875%, 11/15/04                             $   75,611,468
--------------------------------------------------------------------------------
        85,000,000  U.S. Treasury Notes,
                    2.00%, 11/30/04                                  85,109,927
--------------------------------------------------------------------------------
        25,000,000  U.S. Treasury Notes,
                    1.625%, 1/31/05                                  25,005,905
--------------------------------------------------------------------------------
        10,000,000  U.S. Treasury Notes,
                    1.50%, 2/28/05                                   10,013,334
--------------------------------------------------------------------------------
        25,000,000  U.S. Treasury Notes,
                    1.625%, 4/30/05                                  25,049,674
--------------------------------------------------------------------------------
        25,000,000  U.S. Treasury Notes,
                    1.125%, 6/30/05                                  24,832,503
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY BONDS
AND NOTES                                                           406,215,239
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES(2) -- 4.7%

        10,000,000  STRIPS - PRINCIPAL,
                    1.65%, 5/15/05                                    9,898,154
--------------------------------------------------------------------------------
        23,000,000  STRIPS - PRINCIPAL,
                    1.87%, 5/15/05                                   22,735,268
--------------------------------------------------------------------------------
        60,000,000  STRIPS - PRINCIPAL,
                    1.24%, 11/15/04                                  59,909,551
--------------------------------------------------------------------------------
        35,000,000  STRIPS - PRINCIPAL,
                    1.36%, 11/15/04                                  34,942,212
--------------------------------------------------------------------------------
         4,548,000  TIGR, 1.32%, 11/15/04                             4,540,708
--------------------------------------------------------------------------------
         2,433,000  TIGR, 1.32%, 11/15/04                             2,429,095
--------------------------------------------------------------------------------
           635,000  TIGR, 1.32%, 11/15/04                               633,979
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES                                      135,088,967
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 64.9%                                               1,860,389,790
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- 35.1%                                              1,007,167,488
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $2,867,557,278
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TIGR = Treasury Investment Growth Receipts

(1) The rates for U.S. Treasury Bills are the yield to maturity at purchase.
    The rates for U.S. Treasury Bonds and Notes are the stated coupon rates.

(2) Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

------
4

Government Agency Money Market - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2004
                                     ------------------------------
                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                         1 YEAR      5 YEARS    10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS            0.73%       2.77%       3.90%     4.21%       12/5/89
--------------------------------------------------------------------------------
90-DAY U.S. TREASURY
BILL INDEX                1.11%       2.83%       3.97%     4.25%(1)       --
--------------------------------------------------------------------------------
LIPPER U.S. GOVERNMENT
MONEY MARKET FUNDS
AVERAGE RETURN            0.44%       2.46%       3.71%     3.59%(2)       --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 9/30/04(3)        13 of 132   11 of 104   13 of 72   5 of 42(2)      --
--------------------------------------------------------------------------------
Advisor Class             0.48%       2.51%        --       2.67%       4/12/99
--------------------------------------------------------------------------------

(1) Since 11/30/89, the date nearest the Investor Class's inception for which data are available.

(2) Since 12/31/89, the date nearest the Investor Class's inception for which data are available.

(3) Lipper rankings are based on average annual total returns for the fund
    (Investor Class only) in a given category for the periods indicated.

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/04               3/31/04
--------------------------------------------------------------------------------
1-30 days                                    57%                   61%
--------------------------------------------------------------------------------
31-90 days                                   32%                   17%
--------------------------------------------------------------------------------
91-180 days                                   6%                    7%
--------------------------------------------------------------------------------
More than 180 days                            5%                   15%
--------------------------------------------------------------------------------

YIELDS AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
   7-DAY CURRENT YIELD
--------------------------------------------------------------------------------
Investor Class                                       1.17%
--------------------------------------------------------------------------------
Advisor Class                                        0.92%
--------------------------------------------------------------------------------
   7-DAY EFFECTIVE YIELD
--------------------------------------------------------------------------------
Investor Class                                       1.18%
--------------------------------------------------------------------------------
Advisor Class                                        0.93%
--------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------
5

Government Agency Money Market - Portfolio Commentary

PORTFOLIO MANAGER: ALAN KRUSS

PERFORMANCE SUMMARY

For the six months ended September 30, 2004, Government Agency Money Market's total return of 0.41%* ranked in the top 10% of Lipper Inc.'s U.S. government money market funds category (#10 out of 133 funds). Over the long term, the fund has produced consistently similar results--Government Agency Money Market's one-year return ranked in the top 10% of its Lipper category, its five-year return ranked in the top 11%, and its 10-year return ranked in the top 19% of the Lipper group. (See the previous page for additional performance information.)

ECONOMIC AND MARKET REVIEW

Economic data was mixed during the six-month period. The news was initially positive as job growth increased sharply and retail sales surged in the second quarter of the year. In the latter part of the period, however, evidence of moderating economic growth appeared, including slowing manufacturing activity and a drop in consumer confidence. Soaring oil and commodity prices also served as a drag on the economy.

Nonetheless, the U.S. economy grew at an annualized rate of more than 3% during the six-month period, higher than the average annual growth rate over the past
30 years. Beginning in June, the Federal Reserve embarked on a series of short-term interest rate increases. The Fed raised rates by a quarter-point three times during the period, boosting the federal funds rate target from a
46-year low of 1% to 1.75%--its highest level in two years.

Money market yields tracked the Fed's rate-raising activity--the three-month
Treasury bill yield rose from 0.93% to 1.68% during the six-month period.

PORTFOLIO STRATEGY

Government Agency Money Market's seven-day current yield increased from 0.66% at the beginning of the six-month period to 1.17% as of September 30, 2004. Unlike yields in the government agency money market, the fund's yield does not immediately reflect Fed rate hikes; the yield increases gradually as existing securities in the portfolio mature and are replaced by new, higher-yielding securities. Consequently, the Fed's last rate increase on September 21 was not fully reflected in Government Agency Money Market's yield by the end of the period. It's also worth remembering that the fund's yield is impacted by expenses.

We shortened the fund's average maturity--from around 70 days at the beginning of the period to just under 50 days by September 30--to enable its yield to more quickly reflect higher short-term interest rates. However, the average maturity extended somewhat in early April and early July because the fund holds a number of floating-rate securities that reset their interest rates at the beginning of every quarter. At the time they reset, the floating-rate securities effectively change from one-day securities to three-month securities, lengthening the portfolio's overall average maturity.

*All fund returns and yields referenced in this commentary are for Investor
 Class shares.

------
6

Government Agency Money Market - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 72.8%

       $ 3,145,000  FFCB, VRN, 1.75%, 10/25/04,
                    resets monthly off the
                    1-month LIBOR minus 0.09%
                    with no caps                                   $  3,145,000
--------------------------------------------------------------------------------
        16,260,000  FHLB, 3.625%, 10/15/04                           16,271,737
--------------------------------------------------------------------------------
        13,000,000  FHLB, 4.125%, 11/15/04                           13,041,409
--------------------------------------------------------------------------------
        10,000,000  FHLB, 1.42%, 11/26/04                            10,000,000
--------------------------------------------------------------------------------
         5,000,000  FHLB, 4.00%, 12/8/04                              5,019,186
--------------------------------------------------------------------------------
        53,220,000  FHLB, 2.125%, 12/15/04                           53,248,680
--------------------------------------------------------------------------------
        25,500,000  FHLB, 3.875%, 12/15/04                           25,611,763
--------------------------------------------------------------------------------
         5,000,000  FHLB, 1.60%, 12/30/04                             5,000,000
--------------------------------------------------------------------------------
        10,000,000  FHLB, 1.50%, 2/4/05                              10,000,000
--------------------------------------------------------------------------------
         5,000,000  FHLB, 1.46%, 3/1/05                               5,000,000
--------------------------------------------------------------------------------
        10,000,000  FHLB, 1.40%, 3/29/05                             10,000,000
--------------------------------------------------------------------------------
        10,000,000  FHLB, 1.40%, 4/4/05                              10,000,000
--------------------------------------------------------------------------------
        10,000,000  FHLB, 1.66%, 5/16/05                             10,000,000
--------------------------------------------------------------------------------
         5,000,000  FHLB, 1.70%, 5/24/05                              5,000,000
--------------------------------------------------------------------------------
        46,720,000  FHLB, VRN, 1.48%, 10/5/04,
                    resets quarterly off the
                    3-month LIBOR minus 0.12%
                    with no caps                                     46,695,828
--------------------------------------------------------------------------------
        45,000,000  FHLB, VRN, 1.53%, 10/5/04,
                    resets quarterly off the
                    3-month LIBOR minus 0.07%
                    with no caps                                     44,999,405
--------------------------------------------------------------------------------
        20,000,000  FHLB, VRN, 1.86%, 10/6/04,
                    resets weekly off the
                    3-month T-Bill rate plus
                    0.12% with no caps                               20,000,000
--------------------------------------------------------------------------------
        15,000,000  FHLB, VRN, 1.54%, 10/19/04,
                    resets quarterly off the
                    3-month LIBOR minus 0.08%
                    with no caps                                     15,001,097
--------------------------------------------------------------------------------
        20,000,000  FHLB, VRN, 1.75%, 10/26/04,
                    resets monthly off the
                    1-month LIBOR plus 0.09%
                    with no caps                                     19,996,412
--------------------------------------------------------------------------------
        20,000,000  FHLB, VRN, 1.80%, 12/15/04,
                    resets quarterly off the
                    3-month LIBOR plus 0.09%
                    with no caps                                     19,999,148
--------------------------------------------------------------------------------
        13,000,000  FHLB, VRN, 1.84%, 12/21/04,
                    resets quarterly off the
                    3-month LIBOR minus 0.07%
                    with no caps                                     12,998,771
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES                                                   361,028,436
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
DISCOUNT NOTES(1) -- 33.0%

       $50,000,000  FHLB Discount Notes, 1.66%,
                    10/1/04                                        $ 50,000,000
--------------------------------------------------------------------------------
        11,300,000  FHLB Discount Notes, 1.73%,
                    10/6/04                                          11,297,290
--------------------------------------------------------------------------------
        30,457,000  FHLB Discount Notes, 1.67%,
                    10/8/04                                          30,447,118
--------------------------------------------------------------------------------
        30,400,000  FHLB Discount Notes, 1.63%,
                    10/27/04                                         30,364,224
--------------------------------------------------------------------------------
        11,000,000  FHLB Discount Notes, 1.78%,
                    10/29/04                                         10,984,771
--------------------------------------------------------------------------------
         5,900,000  FHLB Discount Notes, 1.64%,
                    11/12/04                                          5,888,711
--------------------------------------------------------------------------------
        25,000,000  FHLB Discount Notes, 1.82%,
                    11/24/04                                         24,931,750
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
DISCOUNT NOTES                                                      163,913,864
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 105.8%                                                524,942,300
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (5.8)%                                               (28,647,598)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $496,294,702
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FFCB = Federal Farm Credit Bank

FHLB = Federal Home Loan Bank

LIBOR = London Interbank Offered Rate

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective September 30, 2004.

(1) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
7

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your funds and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
8

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                  BEGINNING           ENDING        DURING PERIOD*    ANNUALIZED
                 ACCOUNT VALUE     ACCOUNT VALUE       4/1/04 -         EXPENSE
                    4/1/04            9/30/04           9/30/04         RATIO*
--------------------------------------------------------------------------------
CAPITAL PRESERVATION SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class      $1,000           $1,003.50          $2.41            0.48%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class      $1,000           $1,022.66          $2.43            0.48%
--------------------------------------------------------------------------------
GOVERNMENT AGENCY MONEY MARKET SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class      $1,000           $1,004.10          $2.41            0.48%
--------------------------------------------------------------------------------
Advisor Class       $1,000           $1,002.90          $3.67            0.73%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class      $1,000           $1,022.66          $2.43            0.48%
--------------------------------------------------------------------------------
Advisor Class       $1,000           $1,021.41          $3.70            0.73%
--------------------------------------------------------------------------------
*Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
9

Statement of Assets and Liabilities

SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                      CAPITAL       GOVERNMENT
                                                   PRESERVATION       AGENCY
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(amortized cost and cost for
federal income tax purposes)                     $1,860,389,790    $524,942,300
--------------------------------------------
Cash                                                         --       1,691,682
--------------------------------------------
Receivable for investments sold                     994,620,073              --
--------------------------------------------
Receivable for capital shares sold                        1,450              --
--------------------------------------------
Interest receivable                                  14,470,027       1,887,354
--------------------------------------------------------------------------------
                                                  2,869,481,340     528,521,336
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                                  742,420              --
--------------------------------------------
Payable for investments purchased                            --      32,027,379
--------------------------------------------
Accrued management fees                               1,111,741         190,611
--------------------------------------------
Distribution fees payable                                    --              52
--------------------------------------------
Service fees payable                                         --              52
--------------------------------------------
Dividends payable                                        69,901           8,540
--------------------------------------------------------------------------------
                                                      1,924,062      32,226,634
--------------------------------------------------------------------------------
NET ASSETS                                       $2,867,557,278    $496,294,702
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                  $2,867,675,007    $496,307,867
--------------------------------------------
Accumulated net realized loss
on investment transactions                             (117,729)        (13,165)
--------------------------------------------------------------------------------
                                                 $2,867,557,278    $496,294,702
================================================================================
INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                       $2,867,557,278    $496,040,923
--------------------------------------------
Shares outstanding                                2,867,675,007     496,052,775
--------------------------------------------
Net asset value per share                                 $1.00           $1.00
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                                                  N/A        $253,779
--------------------------------------------
Shares outstanding                                          N/A         253,779
--------------------------------------------
Net asset value per share                                   N/A           $1.00
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
10

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                      CAPITAL       GOVERNMENT
                                                   PRESERVATION       AGENCY
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------
Interest                                            $17,134,635      $3,190,109
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------
Management fees                                       6,899,810       1,162,413
--------------------------------------------
Distribution fees -- Advisor Class                           --             311
--------------------------------------------
Service fees -- Advisor Class                                --             311
--------------------------------------------
Trustees' fees and expenses                              52,451           8,797
--------------------------------------------------------------------------------
                                                      6,952,261       1,171,832
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                10,182,374       2,018,277
--------------------------------------------------------------------------------

NET REALIZED LOSS ON INVESTMENT TRANSACTIONS            (83,291)         (2,342)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                           $10,099,083      $2,015,935
================================================================================

See Notes to Financial Statements.

------
11

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED) AND YEAR ENDED MARCH 31, 2004
--------------------------------------------------------------------------------------------------------
                                          CAPITAL PRESERVATION                  GOVERNMENT AGENCY
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS   SEPT. 30, 2004    MARCH 31, 2004    SEPT. 30, 2004    MARCH 31, 2004
--------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------
Net investment income               $   10,182,374    $   18,565,541     $  2,018,277     $   3,630,439
-------------------------------
Net realized loss on
investment transactions                    (83,291)          (15,356)          (2,342)           (6,692)
--------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations               10,099,083        18,550,185        2,015,935         3,623,747
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------
From net  investment income:
-------------------------------
  Investor Class                       (10,182,374)      (18,565,541)      (2,017,549)       (3,629,418)
-------------------------------
  Advisor Class                                 --                --             (728)           (1,021)
--------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                     (10,182,374)      (18,565,541)      (2,018,277)       (3,630,439)
--------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                     (60,658,697)     (342,536,944)       6,416,073      (102,050,435)
--------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                          (60,741,988)     (342,552,300)       6,413,731      (102,057,127)

NET ASSETS
--------------------------------------------------------------------------------------------------------
Beginning of period                  2,928,299,266     3,270,851,566      489,880,971       591,938,098
--------------------------------------------------------------------------------------------------------
End of period                       $2,867,557,278    $2,928,299,266     $496,294,702     $ 489,880,971
========================================================================================================

See Notes to Financial Statements.

------
12

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Capital Preservation Fund (Capital
Preservation) and Government Agency Money Market Fund (Government Agency)
(collectively, the funds) are two funds in a series issued by the trust. Each fund seeks maximum safety and liquidity and seeks to pay shareholders the highest rate of return consistent with its objective. Capital Preservation pursues its investment objective by investing in short-term money market securities issued by the U.S. Treasury that are guaranteed by the direct full faith and credit pledge of the U.S. government. Government Agency pursues its investment objective by investing in short-term money market securities issued by the U.S. government and its agencies and instrumentalities. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Capital Preservation is authorized to issue the Investor
Class. Government Agency is authorized to issue the Investor Class and the
Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities are valued at amortized cost, which approximates current market value.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the funds may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and short-term capital gains, if any, are declared daily and paid monthly. The funds do not expect to realize any long-term capital gains, and accordingly, do not expect to pay any capital gains distributions.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                   (continued)

------
13

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the assets of the funds and certain other accounts managed by the investment manager that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American
Century family of funds. The rates for the Investment Category Fee range from
0.1370% to 0.2500% and the rates for the Complex Fee (Investor Class) range from
0.2500% to 0.3100%. The Advisor Class is 0.2500% less at each point within the
Complex Fee range. For the six months ended September 30, 2004, the effective annual management fee for the Investor Class and Advisor Class was 0.48% and
0.23%, respectively, as applicable.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed and accrued daily based on the Advisor Class's daily net assets, and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the six months ended September 30, 2004, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services Corporation. JPMorgan Chase Bank is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):
---------------------------------------------------------------------------------------------------------
                                             CAPITAL PRESERVATION                GOVERNMENT AGENCY
---------------------------------------------------------------------------------------------------------
                                           SHARES             AMOUNT          SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------
INVESTOR CLASS
---------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2004
-----------------------------------
Sold                                     529,939,995      $ 529,939,995     139,197,255    $ 139,197,255
-----------------------------------
Issued in reinvestment
of distributions                           9,841,590          9,841,590       1,966,882        1,966,882
-----------------------------------
Redeemed                                (600,440,282)      (600,440,282)   (134,754,220)    (134,754,220)
---------------------------------------------------------------------------------------------------------
Net increase (decrease)                  (60,658,697)     $ (60,658,697)      6,409,917    $   6,409,917
=========================================================================================================
YEAR ENDED MARCH 31, 2004
-----------------------------------
Sold                                   1,157,080,209    $ 1,157,080,209     252,164,279    $ 252,164,279
-----------------------------------
Issued in reinvestment
of distributions                          17,902,935         17,902,935       3,526,624        3,526,624
-----------------------------------
Redeemed                              (1,517,520,088)    (1,517,520,088)   (357,752,481)    (357,752,481)
---------------------------------------------------------------------------------------------------------
Net decrease                            (342,536,944)   $  (342,536,944)   (102,061,578)   $(102,061,578)
=========================================================================================================

                                                                    (continued)

------
14

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

3. CAPITAL SHARE TRANSACTIONS (CONTINUED)
--------------------------------------------------------------------------------
                                                             GOVERNMENT AGENCY
--------------------------------------------------------------------------------
                                                            SHARES       AMOUNT
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2004
---------------------------------------
Sold                                                         6,119       $6,119
---------------------------------------
Issued in reinvestment of distributions                        728          728
---------------------------------------
Redeemed                                                      (691)        (691)
--------------------------------------------------------------------------------
Net increase                                                 6,156       $6,156
================================================================================
YEAR ENDED MARCH 31, 2004
---------------------------------------
Sold                                                        19,824      $19,824
---------------------------------------
Issued in reinvestment of distributions                      1,021        1,021
---------------------------------------
Redeemed                                                    (9,702)      (9,702)
--------------------------------------------------------------------------------
Net increase                                                11,143      $11,143
================================================================================

4. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The following are the capital loss carryover amounts as of March 31, 2004:

--------------------------------------------------------------------------------
                                                     CAPITAL          GOVERNMENT
                                                  PRESERVATION          AGENCY
--------------------------------------------------------------------------------
Accumulated capital losses                          $(6,263)           $(10,823)
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

--------------------------------------------------------------------------------
                                                      2006               2012
--------------------------------------------------------------------------------
Capital Preservation                                     --             $(6,263)
--------------------------------------------------------------------------------
Government Agency                                     $(409)           $(10,414)
--------------------------------------------------------------------------------

------
15

Capital Preservation - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------
                                                         INVESTOR CLASS
------------------------------------------------------------------------------------------------------
                             2004(1)       2004         2003         2002         2001         2000
------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
------------------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------
  Net Investment Income       --(2)        0.01         0.01         0.03         0.06         0.05
------------------------------------------------------------------------------------------------------
Distributions
------------------------
  From Net
  Investment Income           --(2)       (0.01)       (0.01)       (0.03)       (0.06)       (0.05)
------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
======================================================================================================
  TOTAL RETURN(3)             0.35%        0.60%        1.19%        2.84%        5.75%        4.63%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                  0.48%(4)       0.48%        0.48%        0.47%        0.47%        0.48%
------------------------
Ratio of Net
Investment Income
to Average Net Assets       0.70%(4)       0.59%        1.18%        2.76%        5.56%        4.51%
------------------------
Net Assets,
End of Period
(in thousands)             $2,867,557   $2,928,299   $3,270,852   $3,333,519   $3,461,464   $3,350,237
------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

------
16

Government Agency Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------
                                                         INVESTOR CLASS
------------------------------------------------------------------------------------------------------
                             2004(1)       2004         2003         2002         2001         2000
------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
------------------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------
  Net Investment Income       --(2)        0.01         0.01         0.03         0.06         0.05
------------------------------------------------------------------------------------------------------
Distributions
------------------------
  From Net
  Investment Income           --(2)       (0.01)       (0.01)       (0.03)       (0.06)       (0.05)
------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
======================================================================================================
  TOTAL RETURN(3)             0.41%        0.67%        1.25%        2.96%        5.98%        4.98%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                  0.48%(4)       0.48%        0.48%        0.47%        0.47%        0.48%
------------------------
Ratio of Net
Investment Income
to Average Net Assets       0.82%(4)       0.67%        1.24%        2.91%        5.82%        4.88%
------------------------
Net Assets,
End of Period
(in thousands)              $496,041     $489,633     $591,702     $614,223     $600,373     $555,374
------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

------
17

Government Agency Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------
                                                          ADVISOR CLASS
------------------------------------------------------------------------------------------------------
                             2004(1)       2004         2003         2002         2001        2000(2)
------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
------------------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------
  Net Investment Income       --(3)        --(3)        0.01         0.03         0.06         0.04
------------------------------------------------------------------------------------------------------
Distributions
------------------------
  From Net
  Investment Income           --(3)        --(3)       (0.01)       (0.03)       (0.06)       (0.04)
------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
======================================================================================================
  TOTAL RETURN(4)             0.29%        0.42%        0.99%        2.71%        5.71%        4.58%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                  0.73%(5)       0.73%        0.73%        0.72%        0.72%      0.73%(5)
------------------------
Ratio of Net
Investment Income
to Average Net Assets       0.57%(5)       0.42%        0.99%        2.66%        5.57%      4.66%(5)
------------------------
Net Assets,
End of Period
(in thousands)                $254         $248         $236         $219        $2,700       $2,584
------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) April 12, 1999 (commencement of sale) through March 31, 2000.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Annualized.

See Notes to Financial Statements.

------
18

Share Class Information

One class of shares is authorized for sale by Capital Preservation: Investor
Class. Two classes of shares are authorized for sale by Government Agency:
Investor Class and Advisor Class. The expense ratio for Advisor Class shares is higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

------
19

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment manager voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

                                                                    (continued)

------
20

Additional Information

QUARTERLY PORTFOLIO DISCLOSURE

The funds will file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q for periods ending on or after July 9, 2004. The funds' Forms N-Q are available on the SEC's Web site at sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at
americancentury.com and, upon request, by calling 1-800-345-2021.

INDEX DEFINITION

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The 90-DAY U.S. TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

------
21

Notes

------
22

Notes

------
23

Notes

------
24

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY GOVERNMENT INCOME TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

                                                                   PRSRT STD
American Century Investments                                   U.S. POSTAGE PAID
P.O. Box 419200                                                AMERICAN CENTURY
Kansas City, MO 64141-6200                                         COMPANIES

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Services Corporation.

0411                                  American Century Investment Services, Inc.
SH-SAN-40413S                      (c)2004 American Century Services Corporation

ITEM 2.   CODE OF ETHICS.

          Not applicable for semiannual report filings.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable for semiannual report filings.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable for semiannual report filings.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.

          The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

ITEM 7.   DISCLOSURE OF PROXY VOTING  POLICIES AND PROCEDURES FOR CLOSED-END
          MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
          COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          The registrant  does not currently  have in place  procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 10.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's  internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century Government Income Trust

By:   /s/ William M. Lyons
      --------------------------------------------
      Name:    William M. Lyons
      Title:   President

Date: December 3, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ William M. Lyons
      --------------------------------------------
      Name:    William M. Lyons
      Title:   President
               (principal executive officer)

Date: December 3, 2004

By:   /s/ Maryanne L. Roepke
      --------------------------------------------
      Name:    Maryanne L. Roepke
      Title:   Sr. Vice President, Treasurer, and
               Chief Accounting Officer
               (principal financial officer)

Date: December 3, 2004